Schedule of Investments Dividend Growth Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 95.6%
Banks 3.7%
11,650	JPMorgan Chase & Co.	$2,360,639
8,550	PNC Financial Services Group, Inc.	1,345,685
		3,706,324
Capital Markets 6.4%
1,275	BlackRock, Inc.	984,338
7,700	Cboe Global Markets, Inc.	1,332,023
30,325	Charles Schwab Corp.	2,222,216
18,300	Morgan Stanley	1,790,472
		6,329,049
Chemicals 1.2%
20,140	Novonesis (Novozymes) B Class B	1,201,183
Commercial Services & Supplies 0.3%
2,853	Veralto Corp.	281,249
Consumer Finance 1.5%
6,050	American Express Co.	1,452,000
Consumer Staples Distribution & Retail 1.9%
28,800	Walmart, Inc.	1,893,888
Distributors 1.2%
28,250	LKQ Corp.	1,215,598
Electrical Equipment 0.5%
18,240	Siemens Energy AG*	496,698
Electronic Equipment, Instruments & Components 4.1%
30,400	Amphenol Corp. Class A	4,024,048
Energy Equipment & Services 1.1%
23,025	Schlumberger NV	1,056,617
Entertainment 4.6%
21,550	Electronic Arts, Inc.	2,863,564
16,375	Walt Disney Co.	1,701,526
		4,565,090
Financial Services 0.7%
16,850	Equitable Holdings, Inc.	699,107
Food Products 3.8%
15,075	McCormick & Co., Inc.	1,088,717
1,285	McCormick & Co., Inc.	92,867
20,150	Mondelez International, Inc. Class A	1,380,879
42,255	Tootsie Roll Industries, Inc.	1,236,381
		3,798,844
Ground Transportation 1.4%
42,425	CSX Corp.	1,431,844
Number of Shares		Value
Health Care Equipment & Supplies 1.7%
4,150	Becton Dickinson & Co.	$962,675
8,975	Medtronic PLC	730,296
		1,692,971
Health Care Providers & Services 0.3%
940	Humana, Inc.	336,633
Industrial Conglomerates 1.7%
8,200	Honeywell International, Inc.	1,657,958
Industrial REITs 1.8%
30,955	Terreno Realty Corp.	1,751,434
Insurance 1.8%
2,675	Aon PLC Class A	753,387
4,775	Marsh & McLennan Cos., Inc.	991,195
		1,744,582
Life Sciences Tools & Services 4.6%
13,535	Agilent Technologies, Inc.	1,765,099
10,910	Danaher Corp.	2,801,688
		4,566,787
Machinery 1.2%
5,050	Nordson Corp.	1,185,336
Media 1.7%
43,200	Comcast Corp. Class A	1,729,296
Metals & Mining 3.6%
29,125	Freeport-McMoRan, Inc.	1,535,761
37,325	Wheaton Precious Metals Corp.	2,056,981
		3,592,742
Multi-Utilities 1.5%
20,030	Public Service Enterprise Group, Inc.	1,517,473
Office REITs 2.0%
101,585	Equity Commonwealth*	1,961,606
Oil, Gas & Consumable Fuels 3.5%
5,250	Chesapeake Energy Corp.	477,383
36,500	Devon Energy Corp.	1,791,420
13,894	Shell PLC	501,500
10,075	Shell PLC ADR	733,258
		3,503,561
Pharmaceuticals 5.6%
35,885	AstraZeneca PLC ADR	2,799,748
3,390	Eli Lilly & Co.	2,780,952
		5,580,700
Professional Services 1.1%
4,300	Automatic Data Processing, Inc.	1,053,156
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment 14.5%
15,675	Analog Devices, Inc.	$3,675,631
18,280	Applied Materials, Inc.	3,931,662
21,250	QUALCOMM, Inc.	4,336,062
13,955	Universal Display Corp.	2,451,894
		14,395,249
Software 6.0%
2,370	Intuit, Inc.	1,366,163
9,675	Microsoft Corp.	4,016,383
2,300	Salesforce, Inc.	539,212
		5,921,758
Specialty Retail 2.2%
21,100	TJX Cos., Inc.	2,175,410
Technology Hardware, Storage & Peripherals 2.8%
14,250	Apple, Inc.	2,739,562
Textiles, Apparel & Luxury Goods 3.8%
13,220	Cie Financiere Richemont SA Class A	2,127,320
Number of Shares		Value
Textiles, Apparel & Luxury Goods – cont'd
17,570	NIKE, Inc. Class B	$1,670,028
		3,797,348
Wireless Telecommunication Services 1.8%
10,225	T-Mobile U.S., Inc.	1,788,966
Total Common Stocks (Cost $61,246,404)		94,844,067

Short-Term Investments 4.3%
Investment Companies 4.3%
4,274,795	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(a) (Cost $4,274,795)	4,274,795
Total Investments 99.9% (Cost $65,521,199)		99,118,862
Other Assets Less Liabilities 0.1%		61,031
Net Assets 100.0%		$99,179,893

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$—	$1,201,183	$—	$1,201,183
Electrical Equipment	—	496,698	—	496,698
Oil, Gas & Consumable Fuels	3,002,061	501,500	—	3,503,561
Textiles, Apparel & Luxury Goods	1,670,028	2,127,320	—	3,797,348
Other Common Stocks#	85,845,277	—	—	85,845,277
Total Common Stocks	90,517,366	4,326,701	—	94,844,067
Short-Term Investments	—	4,274,795	—	4,274,795
Total Investments	$90,517,366	$8,601,496	$—	$99,118,862

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 94.9%
Australia 1.3%
50,073	Rio Tinto PLC	$3,525,008
Brazil 5.0%
460,303	B3 SA - Brasil Bolsa Balcao	937,981
236,510	Banco BTG Pactual SA	1,422,870
324,203	Banco do Brasil SA	1,674,453
484,857	Embraer SA*	3,345,402
303,569	Equatorial Energia SA	1,689,867
1,135	MercadoLibre, Inc.*	1,958,533
309,377	Petroleo Brasileiro SA	2,285,462
		13,314,568
Canada 0.4%
68,924	Parex Resources, Inc.	1,131,245
Chile 0.7%
67,044	Antofagasta PLC	1,901,750
China 22.1%
3,001,800	Agricultural Bank of China Ltd. Class A	1,813,300
677,236	Alibaba Group Holding Ltd.	6,612,895
65,000	BYD Co. Ltd. Class H	1,823,852
8,441,000	China Construction Bank Corp. Class H	5,990,781
537,000	China Resources Beer Holdings Co. Ltd.	2,161,105
642,600	Foxconn Industrial Internet Co. Ltd. Class A	2,020,982
213,977	Hainan Jinpan Smart Technology Co. Ltd. Class A*	1,708,600
245,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	1,432,472
7,802	Kweichow Moutai Co. Ltd. Class A	1,769,895
324,000	Meituan Class B*(a)	4,414,881
29,063	NetEase, Inc. ADR	2,587,479
23,841	PDD Holdings, Inc. ADR*	3,570,905
268,041	Shenzhen Inovance Technology Co. Ltd. Class A	2,136,538
53,416	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,132,033
251,050	Sieyuan Electric Co. Ltd. Class A	2,435,874
294,600	Tencent Holdings Ltd.	13,667,543
39,965	Trip.com Group Ltd. ADR*	2,058,597
		58,337,732
Hong Kong 1.3%
444,000	AIA Group Ltd.	3,448,635
Number of Shares		Value
Hungary 1.7%
51,649	OTP Bank Nyrt	$2,494,143
82,502	Richter Gedeon Nyrt	2,090,514
		4,584,657
India 23.3%
396,844	Aadhar Housing Finance Ltd.*#	1,626,432
396,845	Aadhar Housing Finance Ltd.*#	1,626,436
562,642	Aptus Value Housing Finance India Ltd.	2,030,150
452,709	ASK Automotive Ltd.*	1,623,207
92,887	AurionPro Solutions Ltd.	2,453,824
425,600	Bharat Electronics Ltd.	1,517,838
119,483	Bharti Airtel Ltd.	1,963,639
143,766	Cholamandalam Investment & Finance Co. Ltd.	2,147,886
617,635	CMS Info Systems Ltd.	3,266,819
46,556	Doms Industries Ltd.*	1,066,648
180,265	ICICI Bank Ltd.	2,424,678
91,428	IndusInd Bank Ltd.	1,604,283
108,693	JB Chemicals & Pharmaceuticals Ltd.	2,365,330
125,668	Jupiter Life Line Hospitals Ltd.*	1,788,569
431,198	Jyoti CNC Automation Ltd.*(a)	5,198,132
54,505	Kaynes Technology India Ltd.*	2,190,939
244,459	Max Healthcare Institute Ltd.	2,217,993
424,941	NCC Ltd.	1,470,473
4,084	Pine Labs PTE Ltd.*#(b)(c)	1,182,563
108,351	Reliance Industries Ltd.	3,714,738
2,280,949	SBFC Finance Ltd.*	2,227,389
67,827	Sun Pharmaceutical Industries Ltd.	1,190,488
756,113	Texmaco Rail & Engineering Ltd.	1,809,681
28,403	Tube Investments of India Ltd.	1,218,629
106,611	Venus Pipes & Tubes Ltd.(a)	2,695,011
26,103	Voltamp Transformers Ltd.	3,633,909
274,550	XPRO India Ltd.	3,239,345
61,861	Yasho Industries Ltd.	1,314,543
266,926	Zaggle Prepaid Ocean Services Ltd.*	870,807
		61,680,379
Indonesia 1.1%
10,267,400	Bank Negara Indonesia Persero Tbk. PT	2,786,048
Korea 9.5%
28,108	DB Insurance Co. Ltd.	2,106,623
50,726	Kia Corp.	4,329,781
212,077	Samsung Electronics Co. Ltd.	11,236,433
53,337	SK Hynix, Inc.	7,349,211
		25,022,048
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Mexico 2.6%
824,550	FIBRA Macquarie Mexico(a)	$1,541,065
2,654,930	Fibra MTY SAPI de CV	1,608,622
239,679	Grupo Financiero Banorte SAB de CV Class O	2,276,785
414,730	Wal-Mart de Mexico SAB de CV	1,558,308
		6,984,780
Peru 0.8%
12,322	Credicorp Ltd.	2,037,073
Philippines 1.2%
947,170	BDO Unibank, Inc.	2,104,103
75,450	SM Investments Corp.	1,122,784
		3,226,887
Poland 0.4%
11,234	Dino Polska SA*(a)	1,119,451
Saudi Arabia 1.9%
98,983	Al Rajhi Bank	2,016,253
146,116	Alinma Bank	1,194,108
247,790	Saudi Arabian Oil Co.(a)	1,915,607
		5,125,968
South Africa 1.7%
116,207	Bid Corp. Ltd.	2,572,452
199,934	Standard Bank Group Ltd.	1,909,977
		4,482,429
Taiwan 14.3%
120,000	Asia Vital Components Co. Ltd.	2,848,397
185,000	Delta Electronics, Inc.	1,864,153
757,000	Far EasTone Telecommunications Co. Ltd.	1,952,808
33,000	Lotes Co. Ltd.	1,647,126
91,000	MediaTek, Inc.	3,484,761
940,839	Taiwan Semiconductor Manufacturing Co. Ltd.	24,092,940
26,000	Wiwynn Corp.	1,989,896
		37,880,081
United Arab Emirates 1.4%
1,894,481	Adnoc Gas PLC	1,538,378
1,371,006	Dubai Islamic Bank PJSC	2,060,400
		3,598,778
Number of Shares		Value
United States 3.1%
10,367	Globant SA*	$1,670,331
5,826	NVIDIA Corp.	6,387,219
		8,057,550
Vietnam 1.1%
625,700	Military Commercial Joint Stock Bank	536,962
1,227,800	Vietnam Technological & Commercial Joint Stock Bank	2,276,400
		2,813,362

Total Common Stocks (Cost $211,411,722)		251,058,429
Preferred Stocks 3.8%
India 3.8%
217,973	Gupshup, Inc., Series F*#(b)(c)	3,559,499
9,762	Pine Labs PTE Ltd., Series 1*#(b)(c)	2,826,685
2,439	Pine Labs PTE Ltd., Series A*#(b)(c)	706,310
2,654	Pine Labs PTE Ltd., Series B*#(b)(c)	768,572
2,147	Pine Labs PTE Ltd., Series B2*#(b)(c)	622,608
3,993	Pine Labs PTE Ltd., Series C*#(b)(c)	1,157,371
841	Pine Labs PTE Ltd., Series C1*#(b)(c)	246,405
900	Pine Labs PTE Ltd., Series D*#(b)(c)	265,590
Total Preferred Stocks (Cost $13,478,212)		10,153,040

Short-Term Investments 0.5%
Investment Companies 0.5%
1,432,652	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(d) (Cost $1,432,652)	1,432,652
Total Investments 99.2% (Cost $226,322,586)		262,644,121
Other Assets Less Liabilities 0.8%		2,044,685
Net Assets 100.0%		$264,688,806

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $16,884,147, which represents 6.4% of net assets of the
Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of May 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2024 amounted to $11,335,603, which represents 4.3% of net assets of the Fund.

(d)	Represents 7-day effective yield as of May 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $14,588,471, which represents 5.5% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2024	Fair Value Percentage of Net Assets as of 5/31/2024
Aadhar Housing Finance Ltd.	5/7/2024	$1,496,740	$1,626,432	0.6%
Aadhar Housing Finance Ltd.	5/7/2024	1,496,744	1,626,436	0.6%
Gupshup, Inc. (Ser. F Preferred Shares)	7/16/2021	4,983,996	3,559,499	1.3%
Pine Labs PTE Ltd.	7/6/2021	1,525,790	1,182,563	0.5%
Pine Labs PTE Ltd. (Series 1 Preferred Shares)	7/6/2021	3,647,103	2,826,685	1.1%
Pine Labs PTE Ltd. (Series A Preferred Shares)	7/6/2021	911,215	706,310	0.3%
Pine Labs PTE Ltd. (Series B Preferred Shares)	7/6/2021	991,540	768,572	0.3%
Pine Labs PTE Ltd. (Series B2 Preferred Shares)	7/6/2021	802,124	622,608	0.2%
Pine Labs PTE Ltd. (Series C Preferred Shares)	7/6/2021	1,491,793	1,157,371	0.4%
Pine Labs PTE Ltd. (Series C1 Preferred Shares)	7/6/2021	314,199	246,405	0.1%
Pine Labs PTE Ltd. (Series D Preferred Shares)	7/6/2021	336,242	265,590	0.1%
Total		$17,997,486	$14,588,471	5.5%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Semiconductors & Semiconductor Equipment	$41,314,131	15.6%
Banks	35,199,747	13.3%
Technology Hardware, Storage & Peripherals	16,074,726	6.1%
Interactive Media & Services	13,667,543	5.2%
IT Services	13,005,934	4.9%
Broadline Retail	12,142,333	4.6%
Oil, Gas & Consumable Fuels	10,585,430	4.0%
Machinery	9,144,351	3.5%
Metals & Mining	8,121,769	3.1%
Electrical Equipment	7,778,383	2.9%
Electronic Equipment, Instruments & Components	7,723,200	2.9%
Pharmaceuticals	7,078,804	2.7%
Hotels, Restaurants & Leisure	6,473,478	2.4%
Automobiles	6,153,633	2.3%
Insurance	5,555,258	2.1%
Financial Services	5,283,018	2.0%
Consumer Staples Distribution & Retail	5,250,211	2.0%
Aerospace & Defense	4,863,240	1.8%
Chemicals	4,553,888	1.7%
Consumer Finance	4,375,275	1.6%
Commercial Services & Supplies	4,333,467	1.6%
Health Care Providers & Services	4,006,562	1.5%
Beverages	3,931,000	1.5%
Wireless Telecommunication Services	3,916,447	1.5%
Software	3,324,631	1.3%
Automobile Components	2,841,836	1.1%
Entertainment	2,587,479	1.0%
Capital Markets	2,360,851	0.9%
Health Care Equipment & Supplies	2,132,033	0.8%
Electric Utilities	1,689,867	0.6%
Office REITs	1,608,622	0.6%
Industrial REITs	1,541,065	0.6%
Construction & Engineering	1,470,473	0.6%
Industrial Conglomerates	1,122,784	0.4%
Short-Term Investments and Other Assets—Net	3,477,337	1.3%
	$264,688,806	100.0%
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Australia	$—	$3,525,008	$—	$3,525,008
Chile	—	1,901,750	—	1,901,750
China	9,925,581	48,412,151	—	58,337,732
Hong Kong	—	3,448,635	—	3,448,635
Hungary	2,090,514	2,494,143	—	4,584,657
India	3,252,868	57,244,948	1,182,563	61,680,379
Indonesia	—	2,786,048	—	2,786,048
Korea	—	25,022,048	—	25,022,048
Philippines	2,104,103	1,122,784	—	3,226,887
Poland	—	1,119,451	—	1,119,451
Saudi Arabia	—	5,125,968	—	5,125,968
South Africa	2,572,452	1,909,977	—	4,482,429
Taiwan	—	37,880,081	—	37,880,081
United Arab Emirates	2,060,400	1,538,378	—	3,598,778
Vietnam	—	2,813,362	—	2,813,362
Other Common Stocks#	31,525,216	—	—	31,525,216
Total Common Stocks	53,531,134	196,344,732	1,182,563	251,058,429
Preferred Stocks#	—	—	10,153,040	10,153,040
Short-Term Investments	—	1,432,652	—	1,432,652
Total Investments	$53,531,134	$197,777,384	$11,335,603	$262,644,121

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2024
Investments in Securities:
Common Stocks(1)	$21,813	$—	$1,763	$(2,602)	$—	$(17,419)	$—	$(2,372)	$1,183	$(58)
Preferred Stocks(1)	10,303	—	—	(150)	—	—	—	—	10,153	(150)
Total	$32,116	$—	$1,763	$(2,752)	$—	$(17,419)	$—	$(2,372)	$11,336	$(208)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$1,182,563	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	11.8x	11.8x	Increase
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund^ (Unaudited)  (cont’d)
			Discount Rate	5.0%	5.0%	Decrease
			Term (Years)	0.6	0.6	Increase
			Expected Volatility	55%	55%	Increase
Preferred Stocks	$10,153,040	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	3.6x - 11.8x	8.9x	Increase
			Discount Rate	4.9% - 5.0%	5.0%	Decrease
			Term (Years)	0.6 - 0.9	0.7	Increase
			Expected Volatility	55% - 70%	60.3%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.9%
Aerospace & Defense 3.7%
521,885	BAE Systems PLC	$9,292,693
52,440	Lockheed Martin Corp.	24,664,630
		33,957,323
Air Freight & Logistics 0.9%
57,965	United Parcel Service, Inc. Class B	8,053,077
Banks 7.2%
130,430	JPMorgan Chase & Co.(a)	26,429,031
69,525	PNC Financial Services Group, Inc.(a)	10,942,540
486,000	Wells Fargo & Co.	29,121,120
		66,492,691
Beverages 3.3%
151,960	Coca-Cola Co.	9,562,843
415,245	Keurig Dr Pepper, Inc.	14,222,141
40,475	PepsiCo, Inc.	6,998,127
		30,783,111
Biotechnology 0.5%
71,150	Gilead Sciences, Inc.	4,572,810
Capital Markets 4.3%
88,475	CME Group, Inc.	17,958,656
20,545	Goldman Sachs Group, Inc.	9,379,203
127,500	Morgan Stanley	12,474,600
		39,812,459
Construction & Engineering 4.2%
637,457	Ferrovial SE	25,192,749
519,825	MDU Resources Group, Inc.	13,120,383
		38,313,132
Construction Materials 3.8%
233,450	CRH PLC	19,086,872
155,600	Heidelberg Materials AG	16,318,296
		35,405,168
Diversified Telecommunication Services 2.4%
263,325	AT&T, Inc.	4,797,782
9,621,900	Singapore Telecommunications Ltd.	17,699,959
		22,497,741
Electric Utilities 2.7%
306,400	NextEra Energy, Inc.(a)	24,518,128
Electrical Equipment 5.5%
71,935	Eaton Corp. PLC	23,943,564
241,055	Emerson Electric Co.	27,036,729
		50,980,293
Number of Shares		Value
Energy Equipment & Services 1.0%
195,415	Noble Corp. PLC	$9,078,981
Gas Utilities 0.3%
38,375	Southwest Gas Holdings, Inc.	2,977,516
Ground Transportation 1.4%
56,050	Union Pacific Corp.	13,049,561
Health Care Providers & Services 0.2%
27,575	CVS Health Corp.	1,643,470
Hotels, Restaurants & Leisure 2.9%
98,875	Darden Restaurants, Inc.	14,869,811
46,210	McDonald's Corp.	11,963,307
		26,833,118
Household Products 2.0%
112,974	Procter & Gamble Co.	18,588,742
Industrial REITs 1.4%
69,978	Prologis, Inc.	7,731,869
84,375	Terreno Realty Corp.	4,773,938
		12,505,807
Insurance 4.2%
237,125	American International Group, Inc.	18,690,193
92,825	Progressive Corp.	19,602,783
		38,292,976
IT Services 2.2%
123,603	International Business Machines Corp.	20,623,161
Metals & Mining 5.5%
483,500	Agnico Eagle Mines Ltd.	32,979,535
164,250	Rio Tinto PLC ADR	11,513,925
53,625	Southern Copper Corp.	6,361,534
		50,854,994
Multi-Utilities 4.0%
886,125	CenterPoint Energy, Inc.	27,035,674
124,100	Sempra	9,559,423
		36,595,097
Oil, Gas & Consumable Fuels 9.2%
227,925	Chesapeake Energy Corp.	20,725,220
248,133	ConocoPhillips	28,902,532
204,865	Exxon Mobil Corp.	24,022,470
257,700	Williams Cos., Inc.	10,697,127
		84,347,349
Pharmaceuticals 8.5%
350,900	AstraZeneca PLC ADR	27,377,218
57,932	Johnson & Johnson	8,496,887
256,150	Merck & Co., Inc.	32,157,071
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Pharmaceuticals – cont'd
331,126	Roche Holding AG ADR	$10,599,343
		78,630,519
Professional Services 2.0%
151,375	Paychex, Inc.	18,189,220
Retail REITs 2.5%
1,034,650	Brixmor Property Group, Inc.	23,289,971
Semiconductors & Semiconductor Equipment 4.0%
50,335	Analog Devices, Inc.	11,803,054
30,000	Intel Corp.	925,500
54,040	QUALCOMM, Inc.(a)	11,026,862
67,450	Texas Instruments, Inc.	13,153,425
		36,908,841
Software 1.9%
41,725	Microsoft Corp.	17,321,299
Specialized REITs 3.8%
186,500	Lamar Advertising Co. Class A	22,027,515
439,370	VICI Properties, Inc.	12,614,313
		34,641,828
Specialty Retail 1.5%
42,700	Home Depot, Inc.	14,298,949
Trading Companies & Distributors 1.4%
26,940	Watsco, Inc.	12,793,806
Number of Shares		Value
Transportation Infrastructure 0.5%
23,700	Aena SME SA(b)	$4,634,833
Total Common Stocks (Cost $635,439,084)		911,485,971
Principal Amount
Convertible Bonds 0.8%
Electric 0.8%
$7,355,000	Alliant Energy Corp., 3.88%, due 3/15/2026 (Cost $7,355,000)	7,240,998
Number of Shares

Short-Term Investments 0.6%
Investment Companies 0.6%
4,974,073	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(c) (Cost $4,974,073)	4,974,073
Total Investments 100.3% (Cost $647,768,157)		923,701,042
Liabilities Less Other Assets (0.3)%(d)		(2,474,701)
Net Assets 100.0%		$921,226,341

(a)	All or a portion of this security is pledged as collateral for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $4,634,833, which represents 0.5% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2024.
(d)	Includes the impact of the Fund’s open positions in derivatives at May 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$792,548,976	86.0%
United Kingdom	36,669,911	4.0%
Canada	32,979,535	3.6%
Singapore	17,699,959	1.9%
Germany	16,318,296	1.8%
Australia	11,513,925	1.2%
Mexico	6,361,534	0.7%
Spain	4,634,833	0.5%
Short-Term Investments and Other Liabilities—Net	2,499,372	0.3%
	$921,226,341	100.0%
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At May 31, 2024, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Electrical Equipment
Eaton Corp. PLC	50	$(1,664,250)	$360	6/21/2024	$(4,000)
Eaton Corp. PLC	50	(1,664,250)	370	6/21/2024	(2,125)
Emerson Electric Co.	200	(2,243,200)	125	6/21/2024	(6,000)(a)(b)
					(12,125)
Insurance
Progressive Corp.	100	(2,111,800)	240	6/21/2024	(7,250)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	100	(2,344,900)	270	7/19/2024	(3,750)
Software
Microsoft Corp.	50	(2,075,650)	455	6/21/2024	(1,000)
Total calls					$(24,125)
Puts
Air Freight & Logistics
United Parcel Service, Inc.	150	(2,083,950)	135	6/21/2024	(17,550)
Chemicals
Air Products & Chemicals, Inc.	100	(2,667,000)	210	6/21/2024	(19,750)(a)(b)
Health Care Equipment & Supplies
Becton Dickinson & Co.	100	(2,319,700)	210	6/21/2024	(2,500)
Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	150	(2,255,850)	130	6/21/2024	(3,375)
McDonald's Corp.	100	(2,588,900)	240	6/21/2024	(2,800)
McDonald's Corp.	100	(2,588,900)	250	6/21/2024	(11,000)
					(17,175)
IT Services
International Business Machines Corp.	200	(3,337,000)	150	6/21/2024	(3,800)
Media
Comcast Corp.	700	(2,802,100)	35	6/21/2024	(2,800)
See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Media (cont’d)
Comcast Corp.	600	$(2,401,800)	$32.5	6/21/2024	$(2,400)(a)(b)
					(5,200)
Total puts					$(65,975)
Total options written (premium received $88,154)					$(90,100)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of May 31, 2024 in accordance with procedures approved by the valuation designee.
At May 31, 2024, the Fund had securities pledged in the amount of $32,415,965 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Aerospace & Defense	$24,664,630	$9,292,693	$—	$33,957,323
Construction & Engineering	13,120,383	25,192,749	—	38,313,132
Construction Materials	19,086,872	16,318,296	—	35,405,168
Diversified Telecommunication Services	4,797,782	17,699,959	—	22,497,741
Transportation Infrastructure	—	4,634,833	—	4,634,833
Other Common Stocks#	776,677,774	—	—	776,677,774
Total Common Stocks	838,347,441	73,138,530	—	911,485,971
Convertible Bonds#	—	7,240,998	—	7,240,998
Short-Term Investments	—	4,974,073	—	4,974,073
Total Investments	$838,347,441	$85,353,601	$—	$923,701,042

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of May 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(61,950)	$—	$(28,150)	$(90,100)
Total	$(61,950)	$—	$(28,150)	$(90,100)

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2024
Other Financial Instruments
Written Option Contracts(1)	$(1)	$—	$10	$(26)	$—	$(11)	$—	$—	$(28)	$(17)
Total	$(1)	$—	$10	$(26)	$—	$(11)	$—	$—	$(28)	$(17)
(1)
At May 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 95.8%
Aerospace & Defense 3.2%
130,091	Airbus SE	$22,128,686
Automobiles 1.4%
111,590	Kia Corp.	9,524,903
Banks 2.2%
373,414	Bank of America Corp.	14,932,826
Broadline Retail 7.0%
198,018	Amazon.com, Inc.*	34,938,296
7,654	MercadoLibre, Inc.*	13,207,589
		48,145,885
Capital Markets 2.5%
64,046	Intercontinental Exchange, Inc.	8,575,759
72,366	London Stock Exchange Group PLC	8,482,490
		17,058,249
Chemicals 1.0%
35,394	Air Liquide SA	6,968,151
Construction Materials 2.4%
199,466	CRH PLC	16,308,340
Diversified Telecommunication Services 3.1%
882,919	Deutsche Telekom AG	21,467,556
Electric Utilities 2.1%
180,874	NextEra Energy, Inc.	14,473,538
Entertainment 0.9%
54,076	TKO Group Holdings, Inc.	5,898,069
Financial Services 4.9%
87,423	Fiserv, Inc.*	13,092,468
75,965	Visa, Inc. Class A	20,697,424
		33,789,892
Food Products 1.0%
78,526	Lamb Weston Holdings, Inc.	6,933,061
Ground Transportation 5.4%
81,512	Canadian National Railway Co.	10,376,266
150,863	Canadian Pacific Kansas City Ltd.	12,008,604
234,422	Uber Technologies, Inc.*	15,134,285
		37,519,155
Health Care Equipment & Supplies 3.6%
325,254	Boston Scientific Corp.*	24,579,445
Hotels, Restaurants & Leisure 2.9%
309,820	DraftKings, Inc. Class A*	10,883,977
133,333	Las Vegas Sands Corp.	6,003,985
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
94,900	Viking Holdings Ltd.*	$2,980,809
		19,868,771
Household Durables 1.3%
110,800	Sony Group Corp.	9,096,760
Household Products 1.2%
52,254	Procter & Gamble Co.	8,597,873
Interactive Media & Services 7.9%
151,791	Alphabet, Inc. Class C*	26,405,562
59,959	Meta Platforms, Inc. Class A	27,990,660
		54,396,222
IT Services 2.0%
14,618	Gartner, Inc.*	6,134,736
45,856	International Business Machines Corp.	7,651,074
		13,785,810
Life Sciences Tools & Services 1.7%
20,726	Thermo Fisher Scientific, Inc.	11,771,954
Oil, Gas & Consumable Fuels 2.9%
41,427	EOG Resources, Inc.	5,159,733
204,585	Shell PLC ADR	14,889,696
		20,049,429
Personal Care Products 2.2%
30,181	L'Oreal SA	14,897,345
Pharmaceuticals 1.7%
154,209	AstraZeneca PLC ADR	12,031,386
Professional Services 1.5%
142,664	TransUnion	10,260,395
Semiconductors & Semiconductor Equipment 11.4%
42,864	Analog Devices, Inc.	10,051,179
17,126	Lam Research Corp.	15,968,967
24,033	NVIDIA Corp.	26,348,099
51,903	QUALCOMM, Inc.	10,590,807
102,288	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,449,580
		78,408,632
Software 12.7%
90,909	Arctic Wolf Networks, Inc.*#(a)(b)	976,363
6,438	Constellation Software, Inc.	17,907,413
81,870	Microsoft Corp.	33,986,693
115,313	Oracle Corp.	13,513,531
54,044	Salesforce, Inc.	12,670,075
12,462	ServiceNow, Inc.*	8,186,662
		87,240,737
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Technology Hardware, Storage & Peripherals 3.5%
124,505	Apple, Inc.	$23,936,086
Textiles, Apparel & Luxury Goods 2.2%
18,952	LVMH Moet Hennessy Louis Vuitton SE	15,156,733

Total Common Stocks (Cost $503,692,339)		659,225,889
Preferred Stocks 0.5%
Internet 0.2%
1,000	Fabletics LLC, Series G*#(a)(b)	1,150,200
IT Services 0.2%
106,691	Druva, Inc., Series 5*#(a)(b)	1,022,100
Software 0.1%
63,363	Videoamp, Inc., Series F1*#(a)(b)	999,868

Total Preferred Stocks (Cost $2,999,995)		3,172,168
Warrants 0.0%(c)
Software 0.0%(c)
10,268	Constellation Software, Inc. Expires 3/31/2040*(a)(b) (Cost $0)	1
Number of Shares		Value

Short-Term Investments 3.5%
Investment Companies 3.5%
24,179,334	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(d) (Cost $24,179,334)	$24,179,334
Total Investments 99.8% (Cost $530,871,668)		686,577,392
Other Assets Less Liabilities 0.2%		1,117,718
Net Assets 100.0%		$687,695,110

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2024 amounted to $4,148,532, which represents 0.6% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of May 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $4,148,531, which represents 0.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2024	Fair Value Percentage of Net Assets as of 5/31/2024
Arctic Wolf Networks, Inc.	12/31/2021	$999,999	$976,363	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	1,000,000	1,022,100	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	1,000,000	1,150,200	0.2%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	999,995	999,868	0.1%
Total		$3,999,994	$4,148,531	0.6%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$473,694,595	68.9%
France	59,150,915	8.6%
Canada	40,292,284	5.9%
Germany	21,467,556	3.1%
United Kingdom	20,513,876	3.0%
Taiwan	15,449,580	2.2%
Brazil	13,207,589	1.9%
Korea	9,524,903	1.4%
Japan	9,096,760	1.3%
Short-Term Investments and Other Assets—Net	25,297,052	3.7%
	$687,695,110	100.0%
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$—	$22,128,686	$—	$22,128,686
Automobiles	—	9,524,903	—	9,524,903
Capital Markets	8,575,759	8,482,490	—	17,058,249
Chemicals	—	6,968,151	—	6,968,151
Diversified Telecommunication Services	—	21,467,556	—	21,467,556
Household Durables	—	9,096,760	—	9,096,760
Personal Care Products	—	14,897,345	—	14,897,345
Software	86,264,374	—	976,363	87,240,737
Textiles, Apparel & Luxury Goods	—	15,156,733	—	15,156,733
Other Common Stocks#	455,686,769	—	—	455,686,769
Total Common Stocks	550,526,902	107,722,624	976,363	659,225,889
Preferred Stocks#	—	—	3,172,168	3,172,168
Warrants#	—	—	1	1
Short-Term Investments	—	24,179,334	—	24,179,334
Total Investments	$550,526,902	$131,901,958	$4,148,532	$686,577,392

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2024
Investments in Securities:
Common Stocks(1)	$1,077	$—	$—	$(101)	$—	$—	$—	$—	$976	$(101)
Preferred Stocks(1)	3,243	—	—	(71)	—	—	—	—	3,172	(71)
Warrants(2)	—	—	—	—	—	—	—	—	—	—
Total	$4,320	$—	$—	$(172)	$—	$—	$—	$—	$4,148	$(172)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$976,363	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	13.5x	13.5x	Increase
			Discount Rate	4.9%	4.9%	Decrease
			Term (Years)	2.2	2.2	Increase
			Expected Volatility	80.0%	80.0%	Increase
Preferred Stocks	3,172,168	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.4x - 7.4x	5.2x	Increase
See Notes to Schedule of Investments

Schedule of Investments Focus Fund^ (Unaudited)  (cont’d)
Discount Rate	4.7% - 5.0%	4.9%	Decrease
Term (Years)	1.7 - 3.7	2.6	Increase
Expected Volatility	50% - 65%	58.0%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At May 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 99.2%
Automobile Components 0.8%
1,046,048	Fox Factory Holding Corp.*	$48,766,758
250,203	LCI Industries	27,492,305
		76,259,063
Banks 5.8%
872,287	Bank of Hawaii Corp.	50,365,851
1,949,464	Community Financial System, Inc.	88,622,633
885,559	Cullen/Frost Bankers, Inc.	89,955,083
2,202,253	First Financial Bankshares, Inc.	66,023,545
1,911,681	Glacier Bancorp, Inc.	71,458,636
725,394	Lakeland Financial Corp.	44,996,190
1,243,183	Prosperity Bancshares, Inc.	77,450,301
830,454	Stock Yards Bancorp, Inc.	38,906,770
2,413,142	United Community Banks, Inc.	61,921,224
		589,700,233
Building Products 2.8%
212,692	Armstrong World Industries, Inc.	24,629,733
638,887	CSW Industrials, Inc.	162,443,409
4,780,875	Hayward Holdings, Inc.*	69,274,879
143,008	Simpson Manufacturing Co., Inc.	23,727,887
		280,075,908
Capital Markets 1.4%
444,032	Hamilton Lane, Inc. Class A	55,721,576
612,812	Houlihan Lokey, Inc.	82,944,104
		138,665,680
Chemicals 1.2%
3,424,059	Element Solutions, Inc.	82,280,138
197,262	Quaker Chemical Corp.	35,773,463
		118,053,601
Commercial Services & Supplies 3.2%
449,558	Casella Waste Systems, Inc. Class A*	45,221,039
1,783,849	Rollins, Inc.	81,504,061
120,852	Stericycle, Inc.*	6,228,712
883,392	Tetra Tech, Inc.	185,061,790
		318,015,602
Construction & Engineering 2.5%
1,096,269	Arcosa, Inc.	96,373,008
633,586	Valmont Industries, Inc.	159,283,520
		255,656,528
Construction Materials 1.8%
795,198	Eagle Materials, Inc.	184,796,063
Number of Shares		Value
Consumer Staples Distribution & Retail 0.3%
1,334,160	Grocery Outlet Holding Corp.*	$29,338,178
Containers & Packaging 1.1%
746,929	AptarGroup, Inc.	110,313,944
Distributors 1.6%
444,878	Pool Corp.	161,735,397
Diversified Consumer Services 0.6%
623,713	Bright Horizons Family Solutions, Inc.*	65,564,711
Electric Utilities 0.2%
261,233	IDACORP, Inc.	24,939,914
Electronic Equipment, Instruments & Components 3.7%
588,272	Advanced Energy Industries, Inc.	63,198,061
652,533	Littelfuse, Inc.	167,439,968
579,252	Novanta, Inc.*	93,931,504
443,680	Rogers Corp.*	52,354,240
		376,923,773
Energy Equipment & Services 3.3%
1,152,810	Cactus, Inc. Class A	59,196,794
3,144,912	Oceaneering International, Inc.*	74,471,516
1,443,147	Tidewater, Inc.*	149,120,380
8,250,157	Transocean Ltd.*	51,150,973
		333,939,663
Financial Services 1.2%
415,659	Jack Henry & Associates, Inc.	68,450,724
773,331	Shift4 Payments, Inc. Class A*	52,029,710
		120,480,434
Food Products 0.8%
803,621	Simply Good Foods Co.*	30,931,373
2,598,619	Utz Brands, Inc.	48,178,396
		79,109,769
Health Care Equipment & Supplies 3.3%
93,625	Atrion Corp.(a)	43,090,906
2,013,895	Haemonetics Corp.*	169,328,292
445,815	UFP Technologies, Inc.*(a)	116,072,393
		328,491,591
Health Care Providers & Services 2.1%
303,728	Chemed Corp.	168,377,691
185,068	CorVel Corp.*	44,388,560
		212,766,251
Health Care Technology 0.4%
844,097	Simulations Plus, Inc.	40,719,239
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure 1.7%
976,066	Texas Roadhouse, Inc.	$168,537,316
Household Durables 0.6%
273,503	Installed Building Products, Inc.	57,938,876
Household Products 1.2%
413,002	Church & Dwight Co., Inc.	44,195,344
343,306	WD-40 Co.	77,137,425
		121,332,769
Insurance 2.4%
1,204,404	AMERISAFE, Inc.(a)	52,789,027
2,431,072	Hagerty, Inc. Class A*	23,386,913
812,418	RLI Corp.	118,596,780
809,139	Stewart Information Services Corp.	51,226,590
		245,999,310
Life Sciences Tools & Services 4.0%
2,228,225	Bio-Techne Corp.	171,996,688
330,920	ICON PLC*	107,489,434
2,541,180	Stevanato Group SpA(a)	51,636,778
230,521	West Pharmaceutical Services, Inc.	76,396,965
		407,519,865
Machinery 13.7%
461,813	Crane Co.	68,847,082
961,629	Enerpac Tool Group Corp.	37,811,252
226,337	Enpro, Inc.	34,688,409
1,177,858	Esab Corp.	121,107,360
589,733	ESCO Technologies, Inc.	64,357,562
615,386	Federal Signal Corp.	56,627,820
1,071,357	Graco, Inc.	86,512,078
5,286,277	Hillman Solutions Corp.*	48,580,886
557,316	Kadant, Inc.	159,397,949
519,231	Lindsay Corp.	59,618,103
335,301	Nordson Corp.	78,701,851
280,986	Omega Flex, Inc.	16,637,181
696,668	RBC Bearings, Inc.*	205,712,127
1,042,825	SPX Technologies, Inc.*	145,390,661
562,213	Standex International Corp.	94,569,849
1,296,560	Toro Co.	103,971,146
		1,382,531,316
Marine Transportation 2.5%
2,032,400	Kirby Corp.*	252,363,108
Media 2.2%
101,066	Cable One, Inc.	39,002,380
911,811	Nexstar Media Group, Inc. Class A	151,077,964
Number of Shares		Value
Media – cont'd
941,690	TechTarget, Inc.*	$28,457,872
		218,538,216
Oil, Gas & Consumable Fuels 3.2%
3,215,539	CNX Resources Corp.*	84,568,676
1,072,026	Matador Resources Co.	68,020,050
3,619,101	Sitio Royalties Corp. Class A	84,795,536
76,749	Texas Pacific Land Corp.	47,147,678
946,743	Viper Energy, Inc.	36,411,736
		320,943,676
Pharmaceuticals 0.5%
1,078,440	Amphastar Pharmaceuticals, Inc.*	45,650,365
Professional Services 3.6%
678,485	CBIZ, Inc.*	51,442,733
414,541	CRA International, Inc.(a)	72,946,780
1,589,607	Exponent, Inc.	151,203,418
415,587	FTI Consulting, Inc.*	89,268,087
		364,861,018
Real Estate Management & Development 1.7%
216,387	Colliers International Group, Inc.	24,269,966
992,114	FirstService Corp.	145,959,812
		170,229,778
Semiconductors & Semiconductor Equipment 4.3%
2,726,623	Lattice Semiconductor Corp.*	202,424,492
611,578	MKS Instruments, Inc.	77,419,659
1,964,550	Power Integrations, Inc.	149,325,445
		429,169,596
Software 11.9%
543,757	Aspen Technology, Inc.*	114,542,412
978,211	CommVault Systems, Inc.*	105,240,831
2,381,729	Computer Modelling Group Ltd.	22,769,329
160,166	Fair Isaac Corp.*	206,602,928
912,263	Manhattan Associates, Inc.*	200,278,219
1,186,893	Qualys, Inc.*	166,900,894
1,044,003	SPS Commerce, Inc.*	196,366,524
230,560	Tyler Technologies, Inc.*	110,751,802
2,323,947	Vertex, Inc. Class A*	76,806,448
		1,200,259,387
Specialty Retail 4.7%
738,068	Asbury Automotive Group, Inc.*	173,497,645
935,609	Floor & Decor Holdings, Inc. Class A*	109,335,268
336,587	Tractor Supply Co.	96,024,905
585,346	Valvoline, Inc.*	23,765,047
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
213,431	Winmark Corp.(a)	$75,960,093
		478,582,958
Trading Companies & Distributors 2.9%
1,420,025	Richelieu Hardware Ltd.	39,632,966
392,445	SiteOne Landscape Supply, Inc.*	60,758,335
464,529	Transcat, Inc.*(a)	59,180,995
290,128	Watsco, Inc.	137,781,787
		297,354,083
Total Common Stocks (Cost $5,430,020,356)		10,007,357,179

Short-Term Investments 0.8%
Investment Companies 0.8%
6,095,039	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(b)	6,095,039
Number of Shares		Value
Investment Companies – cont'd
74,989,096	State Street Institutional Treasury Plus Money Market Fund Premier Class, 5.26%(b)	$74,989,096
Total Short-Term Investments (Cost $81,084,135)		81,084,135
Total Investments 100.0% (Cost $5,511,104,491)		10,088,441,314
Liabilities Less Other Assets (0.0)%(c)		(2,779,818)
Net Assets 100.0%		$10,085,661,496

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)	Represents 7-day effective yield as of May 31, 2024.
(c)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Trading Companies & Distributors	$257,721,117	$39,632,966	$—	$297,354,083
Other Common Stocks#	9,710,003,096	—	—	9,710,003,096
Total Common Stocks	9,967,724,213	39,632,966	—	10,007,357,179
Short-Term Investments	—	81,084,135	—	81,084,135
Total Investments	$9,967,724,213	$120,717,101	$—	$10,088,441,314

#	The Schedule of Investments provides information on the industry or sector categorization.

§    Investments in Affiliates(a):
	Value at August 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2024	Value at May 31, 2024
Genesis
AMERISAFE, Inc.	$61,757,462	$4,020,839	$3,240,678	$(9,187,052)	$(561,544)	$5,740,958	1,204,404	$52,789,027
Atrion Corp.	57,089,630	—	13,028,345	2,954,755	(3,925,134)	805,341	93,625	43,090,906
CRA International, Inc.	42,452,604	2,567,082	90,663	28,009,365	8,392	478,550	414,541	72,946,780
Stevanato Group SpA	66,504,178	16,049,632	3,254,440	(28,201,146)	538,554	—*	2,541,180	51,636,778
Transcat, Inc.	46,726,025	1,586,926	839,448	11,240,042	467,450	—*	464,529	59,180,995
UFP Technologies, Inc.	90,586,061	—	15,669,652	30,915,299	10,240,685	—*	445,815	116,072,393
Winmark Corp	75,348,745	8,262,867	2,141,629	(5,723,988)	214,098	2,401,156	213,431	75,960,093
Sub-total for affiliates held as of 5/31/24(b)	$440,464,705	$32,487,346	$38,264,855	$30,007,275	$6,982,501	$9,426,005		$471,676,972
Kadant, Inc.	134,376,723	—	16,025,633	31,079,048	9,967,811	542,671	557,316	159,397,949
Model N, Inc.	57,913,110	4,662,989	68,938,460	2,716,920	3,645,441	—*	—	—
Sub-total for securities no longer affiliated as of 5/31/24(c)	$192,289,833	$4,662,989	$84,964,093	$33,795,968	$13,613,252	$542,671		159,397,949
Total	$632,754,538	$37,150,335	$123,228,948	$63,803,243	$20,595,753	$9,968,676		$631,074,921

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2024, these securities amounted to 4.68% of net assets of the Fund.
(c)	At May 31, 2024, the issuers of these securities were no longer affiliated with the Fund.
*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund^ (Unaudited)  (cont’d)
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.1%
Australia 0.8%
1,385,275	Glencore PLC	$8,538,413
Austria 0.9%
140,942	BAWAG Group AG*(a)	9,323,596
Belgium 1.3%
634,291	Azelis Group NV	13,492,545
Canada 1.5%
95,869	Kinaxis, Inc.*	10,301,196
450,439	Softchoice Corp.(b)	5,978,533
		16,279,729
Denmark 2.8%
73,379	DSV AS	11,298,112
141,173	Novo Nordisk AS Class B	19,127,258
		30,425,370
France 2.5%
23,098	Dassault Aviation SA	5,013,047
405,171	Exclusive Networks SA*	9,012,831
52,414	Safran SA	12,275,631
		26,301,509
Germany 9.8%
36,939	adidas AG	9,355,551
66,890	Deutsche Boerse AG	13,329,609
549,848	Deutsche Telekom AG	13,369,169
88,943	Merck KGaA	16,165,384
23,110	MTU Aero Engines AG	5,772,832
208,866	Qiagen NV*	9,035,543
74,546	SAP SE ADR	13,600,172
80,501	Stabilus SE	5,021,077
157,002	Symrise AG	18,753,978
		104,403,315
Hong Kong 0.8%
1,170,800	AIA Group Ltd.	9,093,833
7,105	Prudential PLC	68,056
		9,161,889
Ireland 3.7%
1,115,089	Bank of Ireland Group PLC	12,815,773
149,639	Kerry Group PLC Class A	12,677,755
279,415	Smurfit Kappa Group PLC	13,627,902
		39,121,430
Italy 3.5%
114,052	Interpump Group SpA	5,379,126
431,247	Leonardo SpA*	11,092,503
1,039,973	Nexi SpA*(a)	6,922,641
346,040	UniCredit SpA	13,776,756
		37,171,026
Number of Shares		Value
Japan 18.6%
189,100	Azbil Corp.	$5,246,010
299,600	Daiei Kankyo Co. Ltd.	4,755,942
241,300	Dexerials Corp.	10,160,381
147,100	Ebara Corp.	10,757,838
400,500	Fuji Corp.	6,482,012
728,700	Fujitsu Ltd.	10,552,281
213,700	Hitachi Ltd.	22,008,467
288,200	Hoshizaki Corp.	10,349,550
391,500	Kokusai Electric Corp.(b)	10,736,293
671,300	MISUMI Group, Inc.	11,562,550
462,200	Nexon Co. Ltd.	7,938,733
241,300	NS Solutions Corp.	7,824,902
201,700	Oracle Corp. Japan(b)	14,343,027
616,200	Renesas Electronics Corp.	11,354,479
1,875,800	Resona Holdings, Inc.	13,020,661
25,675	SMC Corp.	12,966,631
174,200	Sony Group Corp.	14,301,946
449,900	Terumo Corp.	7,663,586
132,300	Visional, Inc.*	6,334,191
		198,359,480
Luxembourg 0.8%
428,253	CVC Capital Partners PLC*(a)	8,280,521
Netherlands 7.9%
106,388	Aalberts NV	5,090,445
19,491	ASM International NV	13,716,005
38,814	ASML Holding NV	37,136,073
149,561	Heineken NV	15,006,662
746,004	ING Groep NV	13,327,626
		84,276,811
Spain 1.5%
259,472	Fluidra SA	6,331,120
329,180	Puig Brands SA Class B*	9,286,591
		15,617,711
Sweden 1.5%
127,269	Autoliv, Inc.	16,235,706
Switzerland 9.5%
127,758	Alcon, Inc.(b)	11,387,071
118,918	DSM-Firmenich AG	13,765,121
132,859	Galderma Group AG*	10,788,030
177,733	Julius Baer Group Ltd.	10,676,656
16,846	Lonza Group AG	9,144,862
133,410	Novartis AG	13,807,661
6,975	Partners Group Holding AG	9,387,144
145,460	Sandoz Group AG	5,145,498
330,990	SIG Group AG*	6,893,724
34,494	Sonova Holding AG	10,959,417
		101,955,184
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom 21.6%
159,432	Ashtead Group PLC	$11,677,303
166,908	AstraZeneca PLC	25,945,689
924,678	BAE Systems PLC	16,464,832
217,326	Coca-Cola Europacific Partners PLC	16,019,099
475,005	Compass Group PLC	13,336,336
295,572	ConvaTec Group PLC(a)	942,317
479,776	Experian PLC	22,231,929
1,983,193	GlobalData PLC	5,559,586
1,526,646	HSBC Holdings PLC	13,606,814
293,029	Intermediate Capital Group PLC	8,730,645
15,842,358	Lloyds Banking Group PLC	11,309,236
179,732	London Stock Exchange Group PLC	21,067,558
415,269	RELX PLC	18,216,554
2,510,745	Rentokil Initial PLC	13,385,372
612,292	Smith & Nephew PLC	7,747,657
403,848	TechnipFMC PLC	10,576,779
262,209	Unilever PLC	14,346,302
		231,164,008
United States 9.1%
40,123	Aon PLC Class A	11,300,242
2,288,041	BP PLC	14,312,805
116,913	CRH PLC	9,226,359
2,535,626	Haleon PLC	10,536,534
Number of Shares		Value
United States – cont'd
40,771	ICON PLC*	$13,243,236
78,997	Nestle SA	8,385,224
249,807	Schlumberger NV	11,463,643
523,684	Shell PLC	18,902,242
		97,370,285
Total Common Stocks (Cost $911,285,520)		1,047,478,528

Short-Term Investments 3.3%
Investment Companies 3.3%
13,085,585	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(c)	13,085,585
22,288,828	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c)(d)	22,288,828
Total Short-Term Investments (Cost $35,374,413)		35,374,413
Total Investments 101.4% (Cost $946,659,933)		1,082,852,941
Liabilities Less Other Assets (1.4)%		(15,252,401)
Net Assets 100.0%		$1,067,600,540

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $25,469,075, which represents 2.4% of net assets of the
Fund.

(b)
All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31,
2024 amounted to $31,912,522, collateralized by cash collateral of $22,288,828 and non-cash
(U.S. Treasury Securities) collateral of $11,046,541 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Pharmaceuticals	$90,979,520	8.5%
Banks	87,180,462	8.2%
Machinery	73,940,349	6.9%
Semiconductors & Semiconductor Equipment	72,942,850	6.8%
Capital Markets	71,472,133	6.7%
Professional Services	52,342,260	4.9%
Aerospace & Defense	50,618,845	4.7%
Health Care Equipment & Supplies	38,700,048	3.6%
Software	38,244,395	3.6%
Personal Care Products	34,169,427	3.2%
Oil, Gas & Consumable Fuels	33,215,047	3.1%
Chemicals	32,519,099	3.0%
Life Sciences Tools & Services	31,423,641	2.9%
Beverages	31,025,761	2.9%
IT Services	27,390,014	2.6%
Trading Companies & Distributors	25,169,848	2.4%
Energy Equipment & Services	22,040,422	2.1%
Industrial Conglomerates	22,008,467	2.1%
Electronic Equipment, Instruments & Components	21,384,924	2.0%
Food Products	21,062,979	2.0%
Containers & Packaging	20,521,626	1.9%
Insurance	20,462,131	1.9%
Commercial Services & Supplies	18,141,314	1.7%
Automobile Components	16,235,706	1.5%
Household Durables	14,301,946	1.3%
Diversified Telecommunication Services	13,369,169	1.3%
Hotels, Restaurants & Leisure	13,336,336	1.3%
Air Freight & Logistics	11,298,112	1.1%
Textiles, Apparel & Luxury Goods	9,355,551	0.9%
Construction Materials	9,226,359	0.9%
Metals & Mining	8,538,413	0.8%
Entertainment	7,938,733	0.7%
Financial Services	6,922,641	0.6%
Short-Term Investments and Other Liabilities—Net	20,122,012	1.9%
	$1,067,600,540	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$8,538,413	$—	$8,538,413
Austria	—	9,323,596	—	9,323,596
Belgium	—	13,492,545	—	13,492,545
Denmark	—	30,425,370	—	30,425,370
France	—	26,301,509	—	26,301,509
Germany	22,635,715	81,767,600	—	104,403,315
Hong Kong	—	9,161,889	—	9,161,889
Ireland	—	39,121,430	—	39,121,430
Italy	—	37,171,026	—	37,171,026
Japan	—	198,359,480	—	198,359,480
Netherlands	—	84,276,811	—	84,276,811
Spain	9,286,591	6,331,120	—	15,617,711
Switzerland	22,175,101	79,780,083	—	101,955,184
United Kingdom	32,155,464	199,008,544	—	231,164,008
United States	36,007,121	61,363,164	—	97,370,285
Other Common Stocks#	40,795,956	—	—	40,795,956
Total Common Stocks	163,055,948	884,422,580	—	1,047,478,528
Short-Term Investments	—	35,374,413	—	35,374,413
Total Investments	$163,055,948	$919,796,993	$—	$1,082,852,941

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 97.5%
Australia 0.8%
218,510	Glencore PLC	$1,346,829
Austria 0.9%
22,184	BAWAG Group AG*(a)	1,467,516
Belgium 0.8%
18,056	KBC Group NV	1,318,641
Canada 1.7%
21,620	Alimentation Couche-Tard, Inc.	1,261,874
14,930	Kinaxis, Inc.*	1,604,240
		2,866,114
Denmark 2.9%
11,535	DSV AS	1,776,036
22,325	Novo Nordisk AS Class B	3,024,771
		4,800,807
France 1.7%
3,936	Dassault Aviation SA	854,245
8,227	Safran SA	1,926,806
		2,781,051
Germany 9.7%
7,374	adidas AG	1,867,615
10,639	Deutsche Boerse AG	2,120,103
87,285	Deutsche Telekom AG	2,122,274
13,891	Merck KGaA	2,524,688
3,640	MTU Aero Engines AG	909,265
32,946	Qiagen NV*	1,425,244
13,491	SAP SE ADR	2,461,298
24,288	Symrise AG	2,901,215
		16,331,702
Hong Kong 1.0%
225,100	AIA Group Ltd.	1,748,396
1,611	Prudential PLC	15,431
		1,763,827
Ireland 3.7%
178,240	Bank of Ireland Group PLC	2,048,521
23,784	Kerry Group PLC Class A	2,015,035
43,986	Smurfit Kappa Group PLC	2,145,328
		6,208,884
Italy 3.0%
68,037	Leonardo SpA*	1,750,043
164,805	Nexi SpA*(a)	1,097,034
54,797	UniCredit SpA	2,181,612
		5,028,689
Japan 17.8%
27,700	Bridgestone Corp.	1,214,131
27,700	Ebara Corp.	2,025,779
Number of Shares		Value
Japan – cont'd
115,000	Fujitsu Ltd.	$1,665,311
33,800	Hitachi Ltd.	3,480,984
59,100	Hoshizaki Corp.	2,122,340
61,700	Kokusai Electric Corp.(b)	1,692,029
138,300	MISUMI Group, Inc.	2,382,095
72,900	Nexon Co. Ltd.	1,252,128
62,300	Nomura Research Institute Ltd.	1,667,925
31,800	Oracle Corp. Japan(b)	2,261,320
115,500	Renesas Electronics Corp.	2,128,274
295,000	Resona Holdings, Inc.	2,047,710
4,100	SMC Corp.	2,070,621
27,400	Sony Group Corp.	2,249,560
95,200	Terumo Corp.	1,621,635
		29,881,842
Luxembourg 0.8%
66,691	CVC Capital Partners PLC*(a)	1,289,509
Netherlands 9.4%
25,142	Aalberts NV	1,202,993
3,069	ASM International NV	2,159,685
6,118	ASML Holding NV	5,853,519
23,780	Heineken NV	2,386,039
13,896	IMCD NV	2,120,600
117,970	ING Groep NV	2,107,576
		15,830,412
Spain 0.9%
51,855	Puig Brands SA Class B*	1,462,896
Sweden 1.5%
20,154	Autoliv, Inc.	2,571,046
Switzerland 9.8%
20,058	Alcon, Inc.(b)	1,787,770
18,752	DSM-Firmenich AG	2,170,601
20,855	Galderma Group AG*	1,693,407
28,036	Julius Baer Group Ltd.	1,684,160
2,657	Lonza Group AG	1,442,354
25,173	Novartis AG	2,605,354
1,104	Partners Group Holding AG	1,485,793
22,948	Sandoz Group AG	811,762
52,610	SIG Group AG*	1,095,739
5,387	Sonova Holding AG	1,711,555
		16,488,495
United Kingdom 21.7%
25,214	Ashtead Group PLC	1,846,753
26,293	AstraZeneca PLC	4,087,222
169,375	BAE Systems PLC	3,015,894
33,942	Coca-Cola Europacific Partners PLC	2,501,865
75,841	Compass Group PLC	2,129,327
46,554	ConvaTec Group PLC(a)	148,420
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
75,704	Experian PLC	$3,507,983
240,276	HSBC Holdings PLC	2,141,551
46,220	Intermediate Capital Group PLC	1,377,101
2,510,399	Lloyds Banking Group PLC	1,792,075
28,286	London Stock Exchange Group PLC	3,315,586
74,878	RELX PLC	3,284,664
396,003	Rentokil Initial PLC	2,111,185
97,162	Smith & Nephew PLC	1,229,443
64,249	TechnipFMC PLC	1,682,681
41,778	Unilever PLC	2,285,809
		36,457,559
United States 9.4%
6,345	Aon PLC Class A	1,787,006
379,908	BP PLC	2,376,509
18,402	CRH PLC	1,452,220
488,488	Haleon PLC	2,029,862
6,427	ICON PLC*	2,087,618
12,442	Nestle SA	1,320,670
39,410	Schlumberger NV	1,808,525
82,410	Shell PLC	2,974,568
		15,836,978
Total Common Stocks (Cost $141,065,352)		163,732,797

Number of Shares		Value

Short-Term Investments 3.1%
Investment Companies 3.1%
2,778,061	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(c)	$2,778,061
2,462,905	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c)(d)	2,462,905
Total Short-Term Investments (Cost $5,240,966)		5,240,966
Total Investments 100.6% (Cost $146,306,318)		168,973,763
Liabilities Less Other Assets (0.6)%		(1,063,514)
Net Assets 100.0%		$167,910,249

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $4,002,479, which represents 2.4% of net assets of the Fund.

(b)
All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31,
2024 amounted to $3,992,004, collateralized by cash collateral of $2,462,905 and non-cash (U.S. Treasury
Securities) collateral of $1,739,341 for the Fund.

(c)	Represents 7-day effective yield as of May 31, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$15,105,202	9.0%
Pharmaceuticals	14,747,204	8.8%
Semiconductors & Semiconductor Equipment	11,833,507	7.0%
Capital Markets	11,272,252	6.7%
Machinery	9,803,828	5.8%
Aerospace & Defense	8,456,253	5.0%
Professional Services	6,792,647	4.0%
Health Care Equipment & Supplies	6,498,823	3.9%
Software	6,326,858	3.8%
Personal Care Products	5,778,567	3.4%
Oil, Gas & Consumable Fuels	5,351,077	3.2%
Chemicals	5,071,816	3.0%
Life Sciences Tools & Services	4,955,216	2.9%
Beverages	4,887,904	2.9%
Trading Companies & Distributors	3,967,353	2.4%
Automobile Components	3,785,177	2.3%
Insurance	3,550,833	2.1%
Energy Equipment & Services	3,491,206	2.1%
Industrial Conglomerates	3,480,984	2.1%
Food Products	3,335,705	2.0%
IT Services	3,333,236	2.0%
Containers & Packaging	3,241,067	1.9%
Household Durables	2,249,560	1.3%
Hotels, Restaurants & Leisure	2,129,327	1.3%
Diversified Telecommunication Services	2,122,274	1.3%
Commercial Services & Supplies	2,111,185	1.3%
Textiles, Apparel & Luxury Goods	1,867,615	1.1%
Air Freight & Logistics	1,776,036	1.1%
Construction Materials	1,452,220	0.9%
Metals & Mining	1,346,829	0.8%
Consumer Staples Distribution & Retail	1,261,874	0.7%
Entertainment	1,252,128	0.7%
Financial Services	1,097,034	0.7%
Short-Term Investments and Other Liabilities—Net	4,177,452	2.5%
	$167,910,249	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Select Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$1,346,829	$—	$1,346,829
Austria	—	1,467,516	—	1,467,516
Belgium	—	1,318,641	—	1,318,641
Denmark	—	4,800,807	—	4,800,807
France	—	2,781,051	—	2,781,051
Germany	3,886,542	12,445,160	—	16,331,702
Hong Kong	—	1,763,827	—	1,763,827
Ireland	—	6,208,884	—	6,208,884
Italy	—	5,028,689	—	5,028,689
Japan	—	29,881,842	—	29,881,842
Netherlands	—	15,830,412	—	15,830,412
Switzerland	3,481,177	13,007,318	—	16,488,495
United Kingdom	4,184,546	32,273,013	—	36,457,559
United States	5,683,149	10,153,829	—	15,836,978
Other Common Stocks#	8,189,565	—	—	8,189,565
Total Common Stocks	25,424,979	138,307,818	—	163,732,797
Short-Term Investments	—	5,240,966	—	5,240,966
Total Investments	$25,424,979	$143,548,784	$—	$168,973,763

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 96.0%
Australia 3.1%
2,393	ARB Corp. Ltd.	$61,565
14,839	Steadfast Group Ltd.	54,720
		116,285
Belgium 2.6%
963	Bekaert SA	45,384
1,212	Shurgard Self Storage Ltd.	53,541
		98,925
Canada 7.1%
464	Colliers International Group, Inc.	52,029
588	Descartes Systems Group, Inc.*	54,298
433	Kinaxis, Inc.*	46,526
4,086	Softchoice Corp.(a)	54,232
3,862	Triple Flag Precious Metals Corp.(a)	63,784
		270,869
Finland 1.9%
3,048	Kemira OYJ	71,843
France 9.3%
2,515	Exclusive Networks SA*	55,945
1,017	Interparfums SA	54,011
1,734	Lectra	58,791
271	Sopra Steria Group	64,409
2,426	Tikehau Capital SCA	55,562
165	Virbac SACA	64,391
		353,109
Germany 2.3%
1,698	Jenoptik AG	50,926
561	Nexus AG	35,001
		85,927
Ireland 1.3%
17,792	Uniphar PLC	50,387
Italy 3.3%
2,279	BFF Bank SpA(a)(b)	22,738
2,265	Carel Industries SpA(b)	42,917
3,443	Intercos SpA	59,773
		125,428
Japan 29.8%
2,800	As One Corp.	44,529
1,700	Azbil Corp.	47,161
3,700	Daiei Kankyo Co. Ltd.	58,735
900	Dexerials Corp.	37,896
3,000	Fuji Corp.	48,554
2,900	Idec Corp.	51,109
2,300	Kokusai Electric Corp.	63,074
5,400	Konishi Co. Ltd.	42,160
2,900	Nakanishi, Inc.	41,603
Number of Shares		Value
Japan – cont'd
2,500	Nichias Corp.	$75,809
1,400	NS Solutions Corp.	45,399
2,200	Riken Keiki Co. Ltd.(a)	55,572
1,800	Roland Corp.	45,980
4,500	Shinnihonseiyaku Co. Ltd.	48,116
1,400	SHO-BOND Holdings Co. Ltd.	52,816
4,100	Shoei Co. Ltd.	53,099
2,900	Simplex Holdings, Inc.	49,818
4,600	Sun Frontier Fudousan Co. Ltd.	57,125
2,200	T Hasegawa Co. Ltd.	43,037
1,000	Ulvac, Inc.	71,377
600	Visional, Inc.*	28,727
5,200	YAMABIKO Corp.	71,147
		1,132,843
Jersey 1.6%
5,238	JTC PLC(b)	60,456
Netherlands 2.2%
3,134	Fugro NV(a)	84,089
Norway 4.6%
13,665	Aker Solutions ASA	59,770
3,078	Borregaard ASA	56,420
17,112	Elopak ASA	58,609
		174,799
Spain 1.4%
1,524	Befesa SA(b)	55,050
Sweden 6.7%
3,614	Biotage AB	63,991
4,821	Sweco AB Class B	67,520
2,009	Thule Group AB(b)	60,647
1,462	Xvivo Perfusion AB*	61,462
		253,620
Switzerland 12.8%
1,948	Accelleron Industries AG	78,939
108	Belimo Holding AG	50,327
93	Burckhardt Compression Holding AG	62,132
38	Inficon Holding AG	60,689
20	Interroll Holding AG	61,748
224	Kardex Holding AG	62,019
131	Tecan Group AG	46,630
523	VZ Holding AG	64,944
		487,428
United Kingdom 6.0%
56,256	Coats Group PLC	61,433
1,532	Diploma PLC	80,307
484	Games Workshop Group PLC	61,920
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
United Kingdom – cont'd
9,317	GlobalData PLC	$26,120
		229,780
Total Common Stocks (Cost $3,135,508)		3,650,838

Short-Term Investments 8.7%
Investment Companies 8.7%
125,102	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(c)	125,102
Number of Shares		Value
Investment Companies – cont'd
206,421	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(c)(d)	$206,421
Total Short-Term Investments (Cost $331,523)		331,523
Total Investments 104.7% (Cost $3,467,031)		3,982,361
Liabilities Less Other Assets (4.7)%		(179,258)
Net Assets 100.0%		$3,803,103

*	Non-income producing security.
(a)
All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31,
2024 amounted to $249,104, collateralized by cash collateral of $206,421 and non-cash (U.S. Treasury
Securities) collateral of $54,665 for the Fund.

(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $241,808, which represents 6.4% of net assets of the Fund.

(c)	Represents 7-day effective yield as of May 31, 2024.
(d)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Electronic Equipment, Instruments & Components	$306,476	8.1%
Machinery	305,600	8.0%
IT Services	215,571	5.7%
Chemicals	213,460	5.6%
Construction & Engineering	204,425	5.4%
Capital Markets	180,962	4.8%
Building Products	169,053	4.5%
Leisure Products	168,547	4.4%
Personal Care Products	161,900	4.3%
Software	159,615	4.2%
Semiconductors & Semiconductor Equipment	134,451	3.5%
Electrical Equipment	130,048	3.4%
Automobile Components	114,664	3.0%
Commercial Services & Supplies	113,785	3.0%
Life Sciences Tools & Services	110,621	2.9%
Metals & Mining	109,168	2.9%
Real Estate Management & Development	109,154	2.9%
Health Care Equipment & Supplies	103,065	2.7%
Health Care Providers & Services	94,916	2.5%
Trading Companies & Distributors	80,307	2.1%
Pharmaceuticals	64,391	1.7%
Textiles, Apparel & Luxury Goods	61,433	1.6%
Energy Equipment & Services	59,770	1.6%
Containers & Packaging	58,609	1.5%
Professional Services	54,847	1.4%
Insurance	54,720	1.4%
Specialized REITs	53,541	1.4%
Health Care Technology	35,001	0.9%
Financial Services	22,738	0.6%
Short-Term Investments and Other Liabilities—Net	152,265	4.0%
	$3,803,103	100.0%
See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$116,285	$—	$116,285
Belgium	—	98,925	—	98,925
Finland	—	71,843	—	71,843
France	—	353,109	—	353,109
Germany	35,001	50,926	—	85,927
Italy	59,773	65,655	—	125,428
Japan	—	1,132,843	—	1,132,843
Jersey	—	60,456	—	60,456
Netherlands	—	84,089	—	84,089
Norway	115,029	59,770	—	174,799
Spain	—	55,050	—	55,050
Sweden	—	253,620	—	253,620
Switzerland	—	487,428	—	487,428
United Kingdom	87,553	142,227	—	229,780
Other Common Stocks#	321,256	—	—	321,256
Total Common Stocks	618,612	3,032,226	—	3,650,838
Short-Term Investments	—	331,523	—	331,523
Total Investments	$618,612	$3,363,749	$—	$3,982,361

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 97.1%
Aerospace & Defense 0.8%
321,748	Mercury Systems, Inc.*	$9,958,101
Banks 2.7%
633,503	Banc of California, Inc.	8,780,352
95,416	Comerica, Inc.	4,889,116
274,182	Huntington Bancshares, Inc.	3,816,613
260,518	Texas Capital Bancshares, Inc.*	15,704,025
		33,190,106
Building Products 2.2%
1,255,726	Resideo Technologies, Inc.*	27,123,682
Commercial Services & Supplies 4.8%
53,781	Clean Harbors, Inc.*	11,648,427
1,396,197	Enviri Corp.*	12,356,343
981,177	OPENLANE, Inc.*	16,925,303
367,507	Stericycle, Inc.*	18,941,311
		59,871,384
Communications Equipment 5.5%
613,307	Ciena Corp.*	29,542,998
4,685,665	Ribbon Communications, Inc.*(a)	14,712,988
1,085,604	Viasat, Inc.*	18,335,852
725,583	Viavi Solutions, Inc.*	5,456,384
		68,048,222
Construction & Engineering 1.4%
197,391	Arcosa, Inc.	17,352,643
Consumer Finance 0.4%
129,388	Bread Financial Holdings, Inc.	5,403,243
Containers & Packaging 2.6%
139,128	Avery Dennison Corp.	31,664,141
Electric Utilities 1.1%
318,834	Portland General Electric Co.	14,207,243
Electrical Equipment 0.9%
1,904,658	Babcock & Wilcox Enterprises, Inc.*	2,228,450
524,950	Bloom Energy Corp. Class A*	8,567,184
		10,795,634
Electronic Equipment, Instruments & Components 4.5%
141,666	Coherent Corp.*	8,083,462
1,407,045	Innoviz Technologies Ltd.*	1,477,397
69,896	IPG Photonics Corp.*	6,062,080
108,858	Itron, Inc.*	11,707,678
327,713	nLight, Inc.*	4,309,426
96,184	OSI Systems, Inc.*	13,825,488
26,021	Teledyne Technologies, Inc.*	10,329,036
		55,794,567
Number of Shares		Value
Energy Equipment & Services 3.3%
240,534	Dril-Quip, Inc.*	$4,651,928
584,862	Patterson-UTI Energy, Inc.	6,445,179
802,187	TechnipFMC PLC	21,009,277
2,273,718	TETRA Technologies, Inc.*	8,435,494
		40,541,878
Entertainment 2.3%
1,987,638	Lions Gate Entertainment Corp. Class B*	15,344,565
1,557,632	Lionsgate Studios Corp.*	12,975,075
		28,319,640
Financial Services 0.3%
197,278	Cannae Holdings, Inc.	3,586,514
Food Products 1.5%
760,589	Hain Celestial Group, Inc.*	5,826,112
333,211	TreeHouse Foods, Inc.*	12,098,891
		17,925,003
Gas Utilities 2.2%
116,326	Atmos Energy Corp.	13,484,510
311,665	New Jersey Resources Corp.	13,544,961
		27,029,471
Health Care Equipment & Supplies 4.4%
1,580,013	Accuray, Inc.*	2,796,623
235,259	AtriCure, Inc.*	5,302,738
265,697	Avanos Medical, Inc.*	5,290,027
726,136	CytoSorbents Corp.*	653,595
169,640	Haemonetics Corp.*	14,263,331
265,117	Integra LifeSciences Holdings Corp.*	8,192,115
1,184,105	OraSure Technologies, Inc.*	5,600,817
314,977	Varex Imaging Corp.*	4,866,395
428,481	Zimvie, Inc.*	7,134,209
		54,099,850
Health Care Providers & Services 3.8%
318,517	Acadia Healthcare Co., Inc.*	21,942,636
48,018	Molina Healthcare, Inc.*	15,105,502
405,940	Patterson Cos., Inc.	9,982,065
		47,030,203
Hotels, Restaurants & Leisure 2.4%
1,497,445	International Game Technology PLC	29,559,564
Household Durables 1.2%
281,333	Tempur Sealy International, Inc.	14,449,263
Independent Power and Renewable Electricity Producers 6.2%
440,849	Ormat Technologies, Inc.	33,240,015
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Independent Power and Renewable Electricity Producers – cont'd
441,203	Vistra Corp.	$43,714,393
		76,954,408
IT Services 4.9%
1,467,391	Kyndryl Holdings, Inc.*	39,047,274
1,703,206	Unisys Corp.*	7,306,754
89,457	Wix.com Ltd.*	14,411,523
		60,765,551
Life Sciences Tools & Services 1.3%
65,223	Charles River Laboratories International, Inc.*	13,595,082
1,163,979	Standard BioTools, Inc.*	2,886,668
		16,481,750
Machinery 1.3%
105,868	Helios Technologies, Inc.	5,301,869
1,206,976	Markforged Holding Corp.*	507,292
1,239,251	Stratasys Ltd.*	10,731,914
		16,541,075
Media 3.4%
1,062,264	Criteo SA ADR*	41,449,541
Metals & Mining 1.7%
1,194,427	Cleveland-Cliffs, Inc.*	20,639,698
Multi-Utilities 1.1%
260,455	Northwestern Energy Group, Inc.	13,533,242
Oil, Gas & Consumable Fuels 3.1%
556,588	CNX Resources Corp.*	14,638,264
482,632	Devon Energy Corp.	23,687,579
		38,325,843
Pharmaceuticals 0.6%
1,056,854	Amneal Pharmaceuticals, Inc.*	7,059,785
Professional Services 4.7%
763,814	Alight, Inc. Class A*	5,919,559
4,047,641	Conduent, Inc.*	14,166,743
583,463	KBR, Inc.	38,310,181
		58,396,483
Semiconductors & Semiconductor Equipment 9.7%
227,572	CEVA, Inc.*	4,533,234
800,298	indie Semiconductor, Inc. Class A*	5,337,988
245,142	MACOM Technology Solutions Holdings, Inc.*	24,793,662
380,950	Rambus, Inc.*	21,051,297
373,224	Semtech Corp.*	14,514,681
1,048,782	Veeco Instruments, Inc.*	42,632,988
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
260,773	Wolfspeed, Inc.*	$6,701,866
		119,565,716
Software 5.6%
1,035,801	Adeia, Inc.	12,253,526
296,240	Box, Inc. Class A*	8,072,540
1,560,023	Cognyte Software Ltd.*	11,856,175
468,294	OneSpan, Inc.*	6,167,432
341,375	Radware Ltd.*	6,926,499
139,582	Varonis Systems, Inc.*	5,996,442
367,804	Verint Systems, Inc.*	10,909,066
829,133	Xperi, Inc.*	7,304,662
		69,486,342
Specialty Retail 1.7%
290,129	Caleres, Inc.	10,061,674
272,868	ODP Corp.*	10,685,511
		20,747,185
Technology Hardware, Storage & Peripherals 0.3%
7,438,258	Quantum Corp.*(b)	3,421,599
Textiles, Apparel & Luxury Goods 0.6%
1,142,995	Under Armour, Inc. Class C*	7,955,245
Trading Companies & Distributors 2.6%
342,924	AerCap Holdings NV	31,792,484

Total Common Stocks (Cost $908,720,828)		1,199,066,299
Preferred Stocks 1.4%
Communications Equipment 1.4%
17,113	Ribbon Communications, Inc., Series A*#(a)(c)(d) (Cost $14,135,352)	17,676,961
Principal Amount
Convertible Bonds 0.7%
Communications Equipment 0.7%
$7,500,000	Infinera Corp., 3.75%, due 8/1/2028 (Cost $7,500,000)	8,100,000
Number of Shares
Warrants 0.2%
Communications Equipment 0.2%
1,511,444	Ribbon Communications, Inc. Expires 3/31/2027*#(a)(c)(d)	2,087,721
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Health Care Equipment & Supplies 0.0%(e)
131,579	CytoSorbents Corp.*(d)	$0

Total Warrants (Cost $2,464,258)		2,087,721
Escrow Units 0.0%(e)
Software 0.0%(e)
3,150,000	Ion Geophysical(c)(d) (Cost $0)	0
Total Investments 99.4% (Cost $932,820,438)		1,226,930,981
Other Assets Less Liabilities 0.6%		7,240,602
Net Assets 100.0%		$1,234,171,583

*	Non-income producing security.
(a)	Security acquired via a PIPE transaction.
(b)	Affiliated company (see Note § below).
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of May 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2024 amounted to $19,764,682, which represents 1.6% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets of the Fund.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $19,764,682, which represents 1.6% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2024	Fair Value Percentage of Net Assets as of 5/31/2024
Ribbon Communications, Inc. (Series A Preferred Shares)	3/29/2023	$14,135,352	$17,676,961	1.4%
Ribbon Communications, Inc. Expires 3/31/2027 (Warrants)	3/29/2023	2,464,258	2,087,721	0.2%
Total		$16,599,610	$19,764,682	1.6%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,092,670,097	88.5%
France	41,449,541	3.4%
Israel	34,671,594	2.8%
Netherlands	31,792,484	2.6%
United Kingdom	21,009,277	1.7%
China	5,337,988	0.4%
Short-Term Investments and Other Assets—Net	7,240,602	0.6%
	$1,234,171,583	100.0%
See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$1,199,066,299	$—	$—	$1,199,066,299
Preferred Stocks#	—	—	17,676,961	17,676,961
Convertible Bonds#	—	8,100,000	—	8,100,000
Warrants#	—	—	2,087,721	2,087,721
Escrow Units#	—	—	—	—
Total Investments	$1,199,066,299	$8,100,000	$19,764,682	$1,226,930,981

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2024
Investments in Securities:
Preferred Stocks(1)	$14,928	$—	$—	$2,749	$—	$—	$—	$—	$17,677	$2,749
Warrants(1)	2,110	—	—	(22)	—	—	—	—	2,088	(22)
Escrow Units(2)	—	—	139	—	—	(139)	—	—	—	—
Total	$17,038	$—	$139	$2,727	$—	$(139)	$—	$—	$19,765	$2,727

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Preferred Stocks	$17,676,961	Income Approach	Discount Yield	19.8%	19.8%	Decrease
Warrants	2,087,721	Income Approach	Discount Yield	19.8%	19.8%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At May 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at August 31, 2023	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons	Shares Held at May 31, 2024	Value at May 31, 2024
Intrinsic Value
Quantum Corp.	$4,621,303	$—	$(5,829)	$(1,074,331)	$(119,544)	$—*	7,438,258	$3,421,599
Sub-total for affiliates held as of 5/31/24(b)	$4,621,303	$—	$(5,829)	$(1,074,331)	$(119,544)	$—		$3,421,599

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	At May 31, 2024, these securities amounted to 0.28% of net assets of the Fund.
*	Non-income producing security.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.8%
Aerospace & Defense 0.0%(a)
14,200	Loar Holdings, Inc.*	$808,974
Application Software 0.2%
4,688	Canva, Inc.*#(b)(c)	5,000,507
Beverages 1.4%
994,799	Keurig Dr Pepper, Inc.	34,071,866
Biotechnology 1.7%
257,724	AbbVie, Inc.	41,555,418
Broadline Retail 7.6%
1,037,517	Amazon.com, Inc.*	183,059,499
Capital Markets 3.9%
583,635	Brookfield Asset Management Ltd. Class A(d)	22,901,838
177,191	CME Group, Inc.	35,966,229
83,938	S&P Global, Inc.	35,884,334
		94,752,401
Commercial Services & Supplies 0.7%
75,878	Waste Management, Inc.	15,989,771
Consumer Staples Distribution & Retail 3.2%
36,962	Costco Wholesale Corp.	29,935,154
194,725	Dollar Tree, Inc.*	22,967,814
359,584	Walmart, Inc.	23,646,244
		76,549,212
Containers & Packaging 1.0%
100,726	Avery Dennison Corp.	22,924,230
Electric Utilities 2.4%
58,490	Constellation Energy Corp.	12,706,952
560,387	NextEra Energy, Inc.	44,842,168
		57,549,120
Electronic Equipment, Instruments & Components 2.2%
129,469	CDW Corp.	28,951,858
161,529	TE Connectivity Ltd.	24,180,891
		53,132,749
Entertainment 2.3%
86,104	Netflix, Inc.*	55,246,048
Financial Services 4.2%
104,124	MasterCard, Inc. Class A	46,550,717
199,370	Visa, Inc. Class A	54,320,350
		100,871,067
Ground Transportation 1.6%
188,922	Uber Technologies, Inc.*	12,196,804
115,780	Union Pacific Corp.	26,955,900
		39,152,704
Number of Shares		Value
Health Care Equipment & Supplies 1.3%
430,896	Boston Scientific Corp.*	$32,562,811
Health Care Providers & Services 1.8%
87,021	UnitedHealth Group, Inc.	43,107,593
Hotels, Restaurants & Leisure 2.2%
154,328	McDonald's Corp.	39,953,976
407,360	Sweetgreen, Inc. Class A*	12,526,320
		52,480,296
Insurance 0.4%
42,108	Progressive Corp.	8,892,367
Interactive Media & Services 10.4%
597,286	Alphabet, Inc. Class A*	103,031,835
888,120	Match Group, Inc.*	27,203,116
259,305	Meta Platforms, Inc. Class A	121,051,353
		251,286,304
IT Services 0.9%
255,026	Okta, Inc.*	22,615,706
Life Sciences Tools & Services 1.6%
68,340	Thermo Fisher Scientific, Inc.	38,815,753
Pharmaceuticals 1.1%
127,917	Johnson & Johnson	18,761,586
54,099	Novo Nordisk AS ADR	7,318,513
		26,080,099
Professional Services 1.3%
138,374	Equifax, Inc.	32,018,360
Semiconductors & Semiconductor Equipment 11.0%
117,971	Advanced Micro Devices, Inc.*	19,689,360
123,667	Analog Devices, Inc.	28,998,675
41,369	Broadcom, Inc.	54,960,785
147,678	NVIDIA Corp.	161,903,821
		265,552,641
Software 21.0%
40,393	Adobe, Inc.*	17,965,191
90,909	Arctic Wolf Networks, Inc.*#(b)(c)	976,363
106,995	Grammarly, Inc.*#(b)(c)	1,708,710
79,337	Intuit, Inc.	45,733,020
690,218	Microsoft Corp.	286,530,198
275,368	Salesforce, Inc.	64,557,274
41,062	ServiceNow, Inc.*	26,974,860
56,386	Synopsys, Inc.*	31,621,269
141,034	Workday, Inc. Class A*	29,821,639
		505,888,524
Specialty Retail 7.1%
536,526	Chewy, Inc. Class A*(d)	11,379,716
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
1,297,807	Fanatics Holdings, Inc. Class A*#(b)(c)	$100,424,306
45,276	Home Depot, Inc.	15,161,574
427,770	TJX Cos., Inc.	44,103,087
		171,068,683
Technology Hardware, Storage & Peripherals 4.7%
594,567	Apple, Inc.	114,305,506
Textiles, Apparel & Luxury Goods 1.6%
398,931	NIKE, Inc. Class B	37,918,392

Total Common Stocks (Cost $1,423,392,181)		2,383,256,601
Preferred Stocks 0.8%
Entertainment 0.0%(a)
8,256	A24 Films LLC*#(b)(c)(e)	1,165,136
Internet 0.4%
7,000	Fabletics LLC, Series G*#(b)(c)	8,051,400
20,788	Savage X, Inc., Series C*#(b)(c)	956,040
		9,007,440
IT Services 0.3%
287,787	Druva, Inc., Series 4*#(b)(c)	2,279,273
461,441	Druva, Inc., Series 5*#(b)(c)	4,420,605
		6,699,878
Software 0.1%
33,179	Grammarly, Inc., Series 3*#(b)(c)	968,335
Number of Shares		Value
Software – cont'd
90,310	Signifyd, Inc., Series Seed*#(b)(c)	$636,685
39,343	Signifyd, Inc., Series A*#(b)(c)	278,155
82,373	Videoamp, Inc., Series F1*#(b)(c)	1,299,846
		3,183,021
Total Preferred Stocks (Cost $20,934,539)		20,055,475

Short-Term Investments 0.8%
Investment Companies 0.8%
12,417,216	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(f)	12,417,216
6,484,104	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(f)(g)	6,484,104
Total Short-Term Investments (Cost $18,901,320)		18,901,320
Total Investments 100.4% (Cost $1,463,228,040)		2,422,213,396
Liabilities Less Other Assets (0.4)%		(9,722,731)
Net Assets 100.0%		$2,412,490,665

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of May 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2024 amounted to $128,165,361, which represents 5.3% of net assets of the Fund.

(d)
All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31,
2024 amounted to $6,571,463, collateralized by cash collateral of $6,484,104 and non-cash (U.S. Treasury
Securities) collateral of $336,119 for the Fund.

(e)	Security represented in Units.
(f)	Represents 7-day effective yield as of May 31, 2024.
(g)	Represents investment of cash collateral received from securities lending.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $128,165,361, which represents 5.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2024	Fair Value Percentage of Net Assets as of 5/31/2024
A24 Films LLC	2/25/2022	$940,028	$1,165,136	0.1%
Arctic Wolf Networks, Inc.	12/31/2021	999,999	976,363	0.0%
Canva, Inc.	3/19/2024	5,000,507	5,000,507	0.2%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	1,500,003	2,279,273	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,325,000	4,420,605	0.2%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	7,000,000	8,051,400	0.3%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	23,018,871	100,424,306	4.2%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	2,804,542	1,708,710	0.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	869,685	968,335	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	1,000,028	956,040	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	1,213,731	278,155	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	2,786,053	636,685	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	1,300,011	1,299,846	0.1%
Total		$52,758,458	$128,165,361	5.3%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$5,000,507	$5,000,507
Software	503,203,451	—	2,685,073	505,888,524
Specialty Retail	70,644,377	—	100,424,306	171,068,683
Other Common Stocks#	1,701,298,887	—	—	1,701,298,887
Total Common Stocks	2,275,146,715	—	108,109,886	2,383,256,601
Preferred Stocks#	—	—	20,055,475	20,055,475
Short-Term Investments	—	18,901,320	—	18,901,320
Total Investments	$2,275,146,715	$18,901,320	$128,165,361	$2,422,213,396

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2024
Investments in Securities:
Common Stocks(1)	$108,256	$—	$—	$(5,147)	$5,001	$—	$—	$—	$108,110	$(5,147)
Preferred Stocks(1)	20,253	—	—	(198)	—	—	—	—	20,055	(198)
Total	$128,509	$—	$—	$(5,345)	$5,001	$—	$—	$—	$128,165	$(5,345)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$103,109,379	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	4.5x - 13.5x	4.7x	Increase
			Discount Rate	4.8% - 4.9%	4.8%	Decrease
			Term (Years)	2.2 - 2.7	2.5	Increase
			Expected Volatility	65% - 80%	70%	Increase
Common Stocks	5,000,507	Market Approach	Transaction Price	$1066.66	$1066.66	Increase
Preferred Stocks	18,890,339	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.6x - 10.5x	4.4x	Increase
			Discount Rate	0.3% - 5.0%	4.7%	Decrease
			Term (Years)	1.7 - 3.7	2.3	Increase
			Expected Volatility	50% - 70%	0.6x	Increase
Preferred Units	1,165,136	Market Approach	Transaction Price	$147.00	$147.00	Increase
			Discount Rate	20.0%	20.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Large Cap Growth Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.3%
Banks 9.7%
3,265,359	Bank of America Corp.	$130,581,706
1,411,124	Citigroup, Inc.	87,927,136
1,295,044	JPMorgan Chase & Co.	262,414,766
1,632,335	PNC Financial Services Group, Inc.	256,913,206
1,289,336	Truist Financial Corp.	48,672,434
1,956,103	Wells Fargo & Co.	117,209,692
		903,718,940
Biotechnology 0.3%
190,939	AbbVie, Inc.	30,787,004
Capital Markets 3.9%
82,153	BlackRock, Inc.	63,424,581
100,227	Goldman Sachs Group, Inc.	45,755,630
56,665	Moody's Corp.	22,495,438
377,858	Morgan Stanley	36,969,627
421,554	S&P Global, Inc.	180,218,551
325,931	UBS Group AG	10,390,680
		359,254,507
Chemicals 0.6%
186,905	Sherwin-Williams Co.	56,781,739
Commercial Services & Supplies 0.5%
210,125	Waste Management, Inc.	44,279,641
Consumer Finance 0.5%
209,779	Capital One Financial Corp.	28,871,884
113,755	Discover Financial Services	13,953,188
		42,825,072
Consumer Staples Distribution & Retail 5.0%
3,238,711	Kroger Co.	169,611,295
4,526,876	Walmart, Inc.	297,687,366
		467,298,661
Containers & Packaging 0.4%
184,463	Avery Dennison Corp.	41,981,934
Diversified Telecommunication Services 1.3%
2,966,265	Verizon Communications, Inc.	122,061,805
Electric Utilities 6.3%
3,054,765	Duke Energy Corp.	316,382,011
4,305,373	Exelon Corp.	161,666,756
1,962,773	FirstEnergy Corp.	79,021,241
425,790	NextEra Energy, Inc.	34,071,716
		591,141,724
Financial Services 3.3%
562,603	Berkshire Hathaway, Inc. Class B*	233,142,683
Number of Shares		Value
Financial Services – cont'd
1,180,050	PayPal Holdings, Inc.*	$74,331,350
		307,474,033
Food Products 1.7%
2,269,417	Mondelez International, Inc. Class A	155,523,147
Health Care Equipment & Supplies 4.2%
434,102	Abbott Laboratories	44,360,883
808,701	Becton Dickinson & Co.	187,594,371
360,571	Stryker Corp.	122,987,162
306,411	Zimmer Biomet Holdings, Inc.	35,283,227
		390,225,643
Health Care Providers & Services 2.2%
325,695	Elevance Health, Inc.	175,380,244
73,555	HCA Healthcare, Inc.	24,990,311
		200,370,555
Hotels, Restaurants & Leisure 0.6%
1,180,513	Las Vegas Sands Corp.	53,158,500
Household Products 6.4%
390,104	Clorox Co.	51,322,082
1,239,348	Colgate-Palmolive Co.	115,209,790
2,589,384	Procter & Gamble Co.	426,057,244
		592,589,116
Industrial REITs 0.3%
268,578	Prologis, Inc.	29,675,183
Insurance 1.3%
1,215,404	American International Group, Inc.	95,798,143
91,387	Aon PLC Class A	25,738,235
		121,536,378
IT Services 1.3%
706,142	International Business Machines Corp.	117,819,793
Life Sciences Tools & Services 2.3%
754,512	Danaher Corp.	193,758,682
29,576	Thermo Fisher Scientific, Inc.	16,798,576
		210,557,258
Machinery 0.7%
231,154	Cummins, Inc.	65,123,016
Metals & Mining 13.1%
2,965,981	Agnico Eagle Mines Ltd.	202,309,564
4,673,884	Freeport-McMoRan, Inc.	246,453,903
4,279,310	Newmont Corp.	179,474,261
276,476	Nucor Corp.	46,682,973
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Metals & Mining – cont'd
2,712,624	Rio Tinto PLC ADR	$190,154,943
1,353,264	Southern Copper Corp.	160,537,708
3,564,114	Wheaton Precious Metals Corp.	196,418,323
		1,222,031,675
Multi-Utilities 10.0%
4,207,907	CenterPoint Energy, Inc.	128,383,242
2,114,784	Dominion Energy, Inc.	114,029,153
2,309,841	DTE Energy Co.	269,165,772
1,863,635	Public Service Enterprise Group, Inc.	141,188,988
3,654,295	Sempra	281,490,344
		934,257,499
Oil, Gas & Consumable Fuels 7.6%
1,569,454	Cenovus Energy, Inc.	32,676,032
1,017,996	ConocoPhillips	118,576,174
3,215,986	Exxon Mobil Corp.	377,106,518
854,945	Occidental Petroleum Corp.	53,434,063
746,300	Suncor Energy, Inc.(a)	30,463,966
329,294	Valero Energy Corp.	51,745,259
1,122,870	Williams Cos., Inc.	46,610,334
		710,612,346
Pharmaceuticals 9.9%
2,122,568	Johnson & Johnson	311,317,048
2,576,553	Merck & Co., Inc.	323,460,464
8,285,374	Pfizer, Inc.	237,458,819
3,140,157	Teva Pharmaceutical Industries Ltd. ADR*	53,162,858
		925,399,189
Semiconductors & Semiconductor Equipment 2.9%
353,583	Advanced Micro Devices, Inc.*	59,013,003
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
233,419	Analog Devices, Inc.	$54,734,421
333,627	Micron Technology, Inc.	41,703,375
561,049	QUALCOMM, Inc.	114,482,049
		269,932,848
Software 0.5%
421,881	Oracle Corp.	49,440,234
Tobacco 1.1%
1,041,160	Philip Morris International, Inc.	105,552,801
Wireless Telecommunication Services 0.4%
215,996	T-Mobile U.S., Inc.	37,790,660
Total Common Stocks (Cost $7,893,944,274)		9,159,200,901

Short-Term Investments 1.5%
Investment Companies 1.5%
109,094,431	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(b)	109,094,431
30,408,669	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b)(c)	30,408,669
Total Short-Term Investments (Cost $139,503,100)		139,503,100
Total Investments 99.8% (Cost $8,033,447,374)		9,298,704,001
Other Assets Less Liabilities 0.2%		17,035,216
Net Assets 100.0%		$9,315,739,217

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31, 2024 amounted to $30,460,905 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$9,159,200,901	$—	$—	$9,159,200,901
Short-Term Investments	—	139,503,100	—	139,503,100
Total Investments	$9,159,200,901	$139,503,100	$—	$9,298,704,001

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.6%
Aerospace & Defense 3.8%
109,400	Axon Enterprise, Inc.*	$30,814,698
143,700	HEICO Corp.	31,868,349
		62,683,047
Beverages 0.8%
165,800	Celsius Holdings, Inc.*	13,260,684
Biotechnology 3.6%
68,159	Alnylam Pharmaceuticals, Inc.*	10,116,840
116,434	BioMarin Pharmaceutical, Inc.*	8,740,701
197,106	Exact Sciences Corp.*	8,958,468
114,354	Natera, Inc.*	12,182,132
87,908	Neurocrine Biosciences, Inc.*	11,903,622
63,941	Sarepta Therapeutics, Inc.*	8,303,378
		60,205,141
Building Products 0.9%
91,600	Builders FirstSource, Inc.*	14,728,364
Capital Markets 9.4%
281,881	Ares Management Corp. Class A	39,511,260
89,634	Coinbase Global, Inc. Class A*	20,250,113
90,814	Evercore, Inc. Class A	18,429,793
307,884	Jefferies Financial Group, Inc.	14,322,764
348,860	KKR & Co., Inc.	35,876,763
262,330	Tradeweb Markets, Inc. Class A	28,596,593
		156,987,286
Commercial Services & Supplies 3.8%
50,637	Cintas Corp.	34,330,367
186,600	Veralto Corp.	18,395,028
66,700	Waste Connections, Inc.	10,960,144
		63,685,539
Communications Equipment 0.5%
27,920	Arista Networks, Inc.*	8,310,388
Construction & Engineering 1.0%
61,100	Quanta Services, Inc.	16,859,934
Consumer Staples Distribution & Retail 1.0%
188,867	BJ's Wholesale Club Holdings, Inc.*	16,633,517
Containers & Packaging 1.1%
98,200	Packaging Corp. of America	18,018,718
Electrical Equipment 3.6%
120,200	AMETEK, Inc.	20,383,516
Number of Shares		Value
Electrical Equipment – cont'd
47,200	Hubbell, Inc.	$18,355,608
213,700	Vertiv Holdings Co.	20,957,559
		59,696,683
Energy Equipment & Services 0.8%
109,800	Weatherford International PLC*	13,213,332
Entertainment 2.6%
146,244	Spotify Technology SA*	43,402,294
Financial Services 3.1%
280,735	Apollo Global Management, Inc.	32,610,178
305,430	Block, Inc.*	19,571,954
		52,182,132
Ground Transportation 1.5%
138,800	Old Dominion Freight Line, Inc.	24,324,700
Health Care Equipment & Supplies 4.9%
57,768	Align Technology, Inc.*	14,858,507
290,490	Dexcom, Inc.*	34,501,497
46,808	IDEXX Laboratories, Inc.*	23,261,236
56,443	Inspire Medical Systems, Inc.*	8,962,584
		81,583,824
Health Care Providers & Services 1.8%
132,080	Cencora, Inc.	29,925,366
Hotels, Restaurants & Leisure 4.7%
96,900	Churchill Downs, Inc.	12,548,550
141,000	Darden Restaurants, Inc.	21,204,990
190,500	DoorDash, Inc. Class A*	20,975,955
682,400	DraftKings, Inc. Class A*	23,972,712
		78,702,207
Household Durables 0.6%
23,900	TopBuild Corp.*	9,989,005
Household Products 1.6%
251,000	Church & Dwight Co., Inc.	26,859,510
Independent Power and Renewable Electricity Producers 0.8%
128,000	Vistra Corp.	12,682,240
Interactive Media & Services 1.8%
729,434	Pinterest, Inc. Class A*	30,264,217
IT Services 0.9%
61,219	MongoDB, Inc.*	14,451,357
Life Sciences Tools & Services 4.4%
200,985	Agilent Technologies, Inc.	26,210,454
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services – cont'd
357,419	Avantor, Inc.*	$8,606,649
142,176	IQVIA Holdings, Inc.*	31,149,340
378,903	Stevanato Group SpA(a)	7,699,309
		73,665,752
Machinery 1.8%
216,900	Fortive Corp.	16,146,036
142,000	Ingersoll Rand, Inc.	13,213,100
		29,359,136
Media 2.4%
440,249	Trade Desk, Inc. Class A*	40,846,302
Oil, Gas & Consumable Fuels 1.2%
100,974	Diamondback Energy, Inc.	20,120,079
Personal Care Products 0.4%
36,900	elf Beauty, Inc.*	6,896,979
Professional Services 1.2%
133,500	Booz Allen Hamilton Holding Corp.	20,320,035
Real Estate Management & Development 0.8%
163,900	CoStar Group, Inc.*	12,812,063
Semiconductors & Semiconductor Equipment 2.1%
46,961	Monolithic Power Systems, Inc.	34,545,920
Software 14.7%
54,953	Cadence Design Systems, Inc.*	15,733,594
151,740	Crowdstrike Holdings, Inc. Class A*	47,596,286
302,902	Datadog, Inc. Class A*	33,373,742
213,083	Descartes Systems Group, Inc.*	19,673,953
119,712	Manhattan Associates, Inc.*	26,281,573
25,749	MicroStrategy, Inc. Class A*(a)	39,254,093
2,092,424	Palantir Technologies, Inc. Class A*	45,363,752
98,440	Zscaler, Inc.*	16,730,862
		244,007,855
Number of Shares		Value
Specialty Retail 4.3%
17,800	O'Reilly Automotive, Inc.*	$17,146,028
39,300	RH*	10,686,849
215,800	Ross Stores, Inc.	30,160,208
36,300	Ulta Beauty, Inc.*	14,341,767
		72,334,852
Technology Hardware, Storage & Peripherals 3.9%
571,696	Pure Storage, Inc. Class A*	34,467,552
39,266	Super Micro Computer, Inc.*	30,804,569
		65,272,121
Textiles, Apparel & Luxury Goods 3.5%
35,700	Deckers Outdoor Corp.*	39,052,944
455,700	On Holding AG Class A*	19,385,478
		58,438,422
Trading Companies & Distributors 3.3%
32,800	United Rentals, Inc.	21,956,648
36,200	W.W. Grainger, Inc.	33,356,852
		55,313,500
Total Common Stocks (Cost $1,307,756,348)		1,642,582,501

Short-Term Investments 2.8%
Investment Companies 2.8%
32,085,876	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(b)	32,085,876
14,336,900	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b)(c)	14,336,900
Total Short-Term Investments (Cost $46,422,776)		46,422,776
Total Investments 101.4% (Cost $1,354,179,124)		1,689,005,277
Liabilities Less Other Assets (1.4)%		(23,888,614)
Net Assets 100.0%		$1,665,116,663

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31, 2024 amounted to $14,253,844 for the Fund.
(b)	Represents 7-day effective yield as of May 31, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$1,642,582,501	$—	$—	$1,642,582,501
Short-Term Investments	—	46,422,776	—	46,422,776
Total Investments	$1,642,582,501	$46,422,776	$—	$1,689,005,277

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 3.5%
2,565	General Dynamics Corp.	$768,910
5,207	L3Harris Technologies, Inc.	1,170,690
		1,939,600
Automobile Components 2.0%
13,345	Aptiv PLC*	1,111,105
Banks 3.2%
68,548	Huntington Bancshares, Inc.	954,188
22,578	Truist Financial Corp.	852,320
		1,806,508
Building Products 3.0%
15,773	Fortune Brands Innovations, Inc.	1,105,056
26,125	Resideo Technologies, Inc.*	564,300
		1,669,356
Chemicals 1.7%
4,488	Albemarle Corp.	550,184
3,941	Ashland, Inc.	394,770
		944,954
Commercial Services & Supplies 2.1%
41,637	OPENLANE, Inc.*	718,238
8,362	Stericycle, Inc.*	430,978
		1,149,216
Communications Equipment 2.9%
18,191	Ciena Corp.*	876,261
2,017	Motorola Solutions, Inc.	736,023
		1,612,284
Construction & Engineering 2.0%
12,466	Arcosa, Inc.	1,095,886
Consumer Finance 0.7%
8,808	Bread Financial Holdings, Inc.	367,822
Consumer Staples Distribution & Retail 1.6%
7,598	Dollar Tree, Inc.*	896,184
Containers & Packaging 2.3%
2,259	Avery Dennison Corp.	514,126
20,573	Sealed Air Corp.	799,672
		1,313,798
Electric Utilities 2.0%
27,755	FirstEnergy Corp.	1,117,416
Electronic Equipment, Instruments & Components 7.7%
2,892	CDW Corp.	646,709
8,742	Coherent Corp.*	498,818
14,849	IPG Photonics Corp.*	1,287,854
7,536	Itron, Inc.*	810,497
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
2,716	Teledyne Technologies, Inc.*	$1,078,116
		4,321,994
Energy Equipment & Services 1.7%
28,677	Baker Hughes Co.	960,106
Entertainment 1.4%
102,609	Lions Gate Entertainment Corp. Class B*	792,142
Financial Services 1.4%
7,608	Global Payments, Inc.	774,875
Food Products 2.9%
43,182	Hain Celestial Group, Inc.*	330,774
3,252	Lamb Weston Holdings, Inc.	287,119
28,293	TreeHouse Foods, Inc.*	1,027,319
		1,645,212
Health Care Equipment & Supplies 4.1%
18,071	Avanos Medical, Inc.*	359,794
9,093	Haemonetics Corp.*	764,539
8,406	Zimmer Biomet Holdings, Inc.	967,951
12,408	Zimvie, Inc.*	206,593
		2,298,877
Health Care Providers & Services 2.6%
2,526	McKesson Corp.	1,438,784
Hotels, Restaurants & Leisure 5.7%
10,177	Bloomin' Brands, Inc.	221,859
38,078	International Game Technology PLC	751,660
24,491	MGM Resorts International*	983,803
21,834	Travel & Leisure Co.	959,386
5,139	United Parks & Resorts, Inc.*	268,718
		3,185,426
Independent Power and Renewable Electricity Producers 3.5%
19,699	Vistra Corp.	1,951,777
Insurance 2.6%
4,866	Allstate Corp.	815,152
7,589	Globe Life, Inc.	628,066
		1,443,218
IT Services 2.4%
13,549	Kyndryl Holdings, Inc.*	360,539
6,221	Wix.com Ltd.*	1,002,203
		1,362,742
Life Sciences Tools & Services 0.5%
1,397	Charles River Laboratories International, Inc.*	291,191
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 3.5%
11,910	Allison Transmission Holdings, Inc.	$902,897
12,584	Enerpac Tool Group Corp.	494,803
31,951	Gates Industrial Corp. PLC*	556,586
		1,954,286
Multi-Utilities 3.8%
42,877	CenterPoint Energy, Inc.	1,308,178
14,910	Dominion Energy, Inc.	803,947
		2,112,125
Oil, Gas & Consumable Fuels 6.4%
15,995	Devon Energy Corp.	785,035
9,524	EOG Resources, Inc.	1,186,214
4,201	Phillips 66	597,004
24,290	Williams Cos., Inc.	1,008,278
		3,576,531
Professional Services 5.8%
83,910	Alight, Inc. Class A*	650,302
9,754	Concentrix Corp.	598,213
163,835	Conduent, Inc.*	573,423
21,459	KBR, Inc.	1,408,998
		3,230,936
Retail REITs 1.8%
16,026	Regency Centers Corp.	983,996
Semiconductors & Semiconductor Equipment 4.0%
5,600	Enphase Energy, Inc.*	716,240
2,758	NXP Semiconductors NV	750,452
Number of Shares		Value
Semiconductors & Semiconductor Equipment – cont'd
8,123	Skyworks Solutions, Inc.	$752,677
		2,219,369
Software 2.6%
10,535	DocuSign, Inc.*	576,686
22,011	Dropbox, Inc. Class A*	495,908
10,478	Smartsheet, Inc. Class A*	387,686
		1,460,280
Specialty Retail 1.4%
3,615	Best Buy Co., Inc.	306,624
11,847	ODP Corp.*	463,929
		770,553
Technology Hardware, Storage & Peripherals 4.4%
59,281	Hewlett Packard Enterprise Co.	1,046,310
23,543	Pure Storage, Inc. Class A*	1,419,407
		2,465,717
Textiles, Apparel & Luxury Goods 0.6%
52,677	Under Armour, Inc. Class C*	366,632
Trading Companies & Distributors 2.1%
12,778	AerCap Holdings NV	1,184,648
Total Investments 99.9% (Cost $42,628,844)		55,815,546
Other Assets Less Liabilities 0.1%		51,913
Net Assets 100.0%		$55,867,459

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$55,815,546	$—	$—	$55,815,546
Total Investments	$55,815,546	$—	$—	$55,815,546

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.7%
Banks 3.6%
44,000	JPMorgan Chase & Co.	$8,915,720
Broadline Retail 3.4%
48,000	Amazon.com, Inc.*	8,469,120
Capital Markets 7.7%
228,000	Brookfield Corp. Class A	9,915,720
43,000	Intercontinental Exchange, Inc.	5,757,700
58,000	Nasdaq, Inc.	3,423,740
		19,097,160
Commercial Services & Supplies 1.7%
44,000	Veralto Corp.	4,337,520
Communications Equipment 3.2%
22,000	Motorola Solutions, Inc.	8,028,020
Construction Materials 2.4%
26,000	Eagle Materials, Inc.	6,042,140
Consumer Staples Distribution & Retail 4.7%
41,000	BJ's Wholesale Club Holdings, Inc.*	3,610,870
153,000	U.S. Foods Holding Corp.*	8,082,990
		11,693,860
Containers & Packaging 7.4%
24,000	Avery Dennison Corp.	5,462,160
48,000	Ball Corp.	3,332,640
340,000	Graphic Packaging Holding Co.	9,628,800
		18,423,600
Electric Utilities 1.3%
40,000	NextEra Energy, Inc.	3,200,800
Electrical Equipment 1.3%
13,000	Rockwell Automation, Inc.	3,347,890
Financial Services 7.7%
58,000	Apollo Global Management, Inc.	6,737,280
30,000	Berkshire Hathaway, Inc. Class B*	12,432,000
		19,169,280
Food Products 2.1%
78,000	Mondelez International, Inc. Class A	5,345,340
Ground Transportation 2.5%
187,500	CSX Corp.	6,328,125
Health Care Equipment & Supplies 2.2%
24,000	Becton Dickinson & Co.	5,567,280
Number of Shares		Value
Health Care Providers & Services 3.7%
27,000	HCA Healthcare, Inc.	$9,173,250
Hotels, Restaurants & Leisure 6.3%
246,000	Aramark	7,908,900
700	Booking Holdings, Inc.	2,643,445
20,000	McDonald's Corp.	5,177,800
		15,730,145
Household Products 0.3%
3,500	WD-40 Co.	786,415
Insurance 2.2%
20,000	Chubb Ltd.	5,416,400
Interactive Media & Services 5.2%
75,000	Alphabet, Inc. Class C*	13,047,000
Life Sciences Tools & Services 0.7%
8,500	Charles River Laboratories International, Inc.*	1,771,740
Machinery 4.6%
3,500	Deere & Co.	1,311,660
21,000	Nordson Corp.	4,929,120
31,000	Westinghouse Air Brake Technologies Corp.	5,246,130
		11,486,910
Oil, Gas & Consumable Fuels 2.5%
49,000	EOG Resources, Inc.	6,102,950
Professional Services 3.4%
53,000	TransUnion	3,811,760
18,500	Verisk Analytics, Inc.	4,676,430
		8,488,190
Semiconductors & Semiconductor Equipment 1.8%
22,000	QUALCOMM, Inc.	4,489,100
Software 7.5%
33,000	Microsoft Corp.	13,699,290
43,000	Oracle Corp.	5,039,170
		18,738,460
Specialty Retail 2.7%
15,000	Lowe's Cos., Inc.	3,319,350
33,000	TJX Cos., Inc.	3,402,300
		6,721,650
Technology Hardware, Storage & Peripherals 3.6%
47,000	Apple, Inc.	9,035,750
Wireless Telecommunication Services 3.0%
42,000	T-Mobile U.S., Inc.	7,348,320
Total Common Stocks (Cost $124,414,641)		246,302,135
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 1.3%
Investment Companies 1.3%
3,237,240	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(a) (Cost $3,237,240)	$3,237,240
Total Investments 100.0% (Cost $127,651,881)		249,539,375
Other Assets Less Liabilities 0.0%(b)		46,804
Net Assets 100.0%		$249,586,179

*	Non-income producing security.
(a)	Represents 7-day effective yield as of May 31, 2024.
(b)	Represents less than 0.05% of net assets of the Fund.
See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$246,302,135	$—	$—	$246,302,135
Short-Term Investments	—	3,237,240	—	3,237,240
Total Investments	$246,302,135	$3,237,240	$—	$249,539,375

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 99.0%
Capital Markets 1.2%
192,175	Brookfield Corp. Class A	$8,357,691
Health Care REITs 10.5%
483,695	American Healthcare REIT, Inc.	7,090,969
374,357	Omega Healthcare Investors, Inc.	12,102,962
437,419	Ventas, Inc.	21,984,679
303,774	Welltower, Inc.	31,492,250
		72,670,860
Industrial REITs 8.7%
449,679	Prologis, Inc.	49,685,033
229,373	Rexford Industrial Realty, Inc.	10,404,359
		60,089,392
Office REITs 1.7%
2,339,213	Hudson Pacific Properties, Inc.	11,485,536
Residential REITs 18.7%
209,523	AvalonBay Communities, Inc.	40,370,892
222,125	Camden Property Trust	22,801,131
195,031	Equity LifeStyle Properties, Inc.	12,242,096
332,112	Invitation Homes, Inc.	11,554,176
208,255	Sun Communities, Inc.	24,572,007
436,764	UDR, Inc.	16,867,826
		128,408,128
Retail REITs 14.2%
104,161	Federal Realty Investment Trust	10,515,053
626,616	Kimco Realty Corp.	12,131,286
668,988	Macerich Co.	10,115,099
474,741	Realty Income Corp.	25,189,757
565,179	Retail Opportunity Investments Corp.	7,076,041
Number of Shares		Value
Retail REITs – cont'd
214,544	Simon Property Group, Inc.	$32,462,653
		97,489,889
Specialized REITs 44.0%
326,711	American Tower Corp.	63,950,411
169,701	Crown Castle, Inc.	17,394,353
100,490	Digital Realty Trust, Inc.	14,605,217
63,756	Equinix, Inc.	48,644,553
177,577	Extra Space Storage, Inc.	25,707,822
259,889	Gaming & Leisure Properties, Inc.	11,669,016
319,760	Iron Mountain, Inc.	25,801,434
162,201	Public Storage	44,415,500
114,696	SBA Communications Corp.	22,558,409
431,354	VICI Properties, Inc.	12,384,173
520,467	Weyerhaeuser Co.	15,629,624
		302,760,512
Total Common Stocks (Cost $740,447,453)		681,262,008

Short-Term Investments 0.8%
Investment Companies 0.8%
5,427,407	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(a) (Cost $5,427,407)	5,427,407
Total Investments 99.8% (Cost $745,874,860)		686,689,415
Other Assets Less Liabilities 0.2%		1,264,634
Net Assets 100.0%		$687,954,049

(a)	Represents 7-day effective yield as of May 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$681,262,008	$—	$—	$681,262,008
Short-Term Investments	—	5,427,407	—	5,427,407
Total Investments	$681,262,008	$5,427,407	$—	$686,689,415

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 92.7%
Aerospace & Defense 2.6%
41,300	BWX Technologies, Inc.	$3,804,969
19,100	Curtiss-Wright Corp.	5,401,862
		9,206,831
Automobile Components 1.2%
26,300	Dorman Products, Inc.*	2,418,811
19,600	Modine Manufacturing Co.*	1,978,032
		4,396,843
Banks 1.3%
35,994	Pinnacle Financial Partners, Inc.	2,861,883
26,178	Western Alliance Bancorp	1,649,999
		4,511,882
Biotechnology 8.9%
298,521	Amicus Therapeutics, Inc.*	2,925,506
41,348	Arcturus Therapeutics Holdings, Inc.*	1,604,716
20,411	Blueprint Medicines Corp.*	2,154,585
44,871	Cytokinetics, Inc.*	2,176,692
121,974	Halozyme Therapeutics, Inc.*	5,402,229
41,602	Ideaya Biosciences, Inc.*	1,520,553
53,504	Insmed, Inc.*	2,945,395
62,543	Kymera Therapeutics, Inc.*	2,008,256
124,426	Recursion Pharmaceuticals, Inc. Class A*(a)	1,030,247
70,483	REVOLUTION Medicines, Inc.*	2,701,613
73,321	Rocket Pharmaceuticals, Inc.*	1,563,204
50,747	Vaxcyte, Inc.*	3,565,992
32,581	Viking Therapeutics, Inc.*	2,028,493
		31,627,481
Building Products 2.7%
9,200	CSW Industrials, Inc.	2,339,192
37,100	Trex Co., Inc.*	3,208,408
127,000	Zurn Elkay Water Solutions Corp.	3,976,370
		9,523,970
Capital Markets 2.6%
18,632	Evercore, Inc. Class A	3,781,178
26,131	Piper Sandler Cos.	5,534,023
		9,315,201
Commercial Services & Supplies 1.6%
55,145	Casella Waste Systems, Inc. Class A*	5,547,036
Construction & Engineering 3.8%
169,068	API Group Corp.*	6,025,584
22,900	Comfort Systems USA, Inc.	7,496,086
		13,521,670
Number of Shares		Value
Consumer Staples Distribution & Retail 1.0%
44,700	Sprouts Farmers Market, Inc.*	$3,530,406
Containers & Packaging 1.2%
148,633	Graphic Packaging Holding Co.	4,209,287
Diversified Consumer Services 2.2%
30,500	Bright Horizons Family Solutions, Inc.*	3,206,160
289,759	OneSpaWorld Holdings Ltd.*	4,505,752
		7,711,912
Electrical Equipment 1.3%
55,600	nVent Electric PLC	4,524,728
Electronic Equipment, Instruments & Components 3.6%
118,876	Coherent Corp.*	6,783,065
24,359	Fabrinet*	5,834,711
		12,617,776
Energy Equipment & Services 2.0%
76,100	ChampionX Corp.	2,482,382
38,400	Weatherford International PLC*	4,621,056
		7,103,438
Financial Services 2.3%
50,134	Mr Cooper Group, Inc.*	4,181,175
57,053	Shift4 Payments, Inc. Class A*(a)	3,838,526
		8,019,701
Food Products 1.4%
37,800	Freshpet, Inc.*	4,958,226
Ground Transportation 0.8%
26,200	XPO, Inc.*	2,802,876
Health Care Equipment & Supplies 2.6%
18,014	Glaukos Corp.*	2,030,538
46,547	iRhythm Technologies, Inc.*	4,105,911
38,943	Lantheus Holdings, Inc.*	3,186,706
		9,323,155
Health Care Providers & Services 3.4%
23,457	HealthEquity, Inc.*	1,915,968
170,654	RadNet, Inc.*	10,007,150
		11,923,118
Hotels, Restaurants & Leisure 4.8%
52,722	Boyd Gaming Corp.	2,811,137
24,362	Churchill Downs, Inc.	3,154,879
32,900	Dave & Buster's Entertainment, Inc.*	1,680,861
28,808	Texas Roadhouse, Inc.	4,974,277
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
11,700	Wingstop, Inc.	$4,313,205
		16,934,359
Household Durables 1.9%
15,900	Installed Building Products, Inc.	3,368,256
47,400	Skyline Champion Corp.*	3,299,514
		6,667,770
Life Sciences Tools & Services 0.4%
72,439	Stevanato Group SpA(a)	1,471,960
Machinery 0.7%
23,600	Esab Corp.	2,426,552
Marine Transportation 1.9%
53,400	Kirby Corp.*	6,630,678
Metals & Mining 1.8%
104,900	ATI, Inc.*	6,434,566
Oil, Gas & Consumable Fuels 1.5%
73,373	Magnolia Oil & Gas Corp. Class A	1,904,030
56,985	Matador Resources Co.	3,615,698
		5,519,728
Personal Care Products 1.7%
33,000	elf Beauty, Inc.*	6,168,030
Pharmaceuticals 3.2%
27,511	Arvinas, Inc.*	911,715
35,969	Axsome Therapeutics, Inc.*	2,641,204
43,456	Intra-Cellular Therapies, Inc.*	2,921,981
56,280	Prestige Consumer Healthcare, Inc.*	3,619,367
107,222	Verona Pharma PLC ADR*(a)	1,294,169
		11,388,436
Professional Services 1.7%
80,800	CBIZ, Inc.*	6,126,256
Semiconductors & Semiconductor Equipment 7.8%
273,961	Credo Technology Group Holding Ltd.*	7,142,163
61,531	MACOM Technology Solutions Holdings, Inc.*	6,223,246
22,873	Onto Innovation, Inc.*	4,956,579
122,933	Rambus, Inc.*	6,793,278
33,103	Silicon Motion Technology Corp. ADR	2,585,013
		27,700,279
Number of Shares		Value
Software 9.7%
39,171	Altair Engineering, Inc. Class A*	$3,420,803
28,312	CyberArk Software Ltd.*	6,490,526
42,635	Descartes Systems Group, Inc.*	3,936,490
22,863	Manhattan Associates, Inc.*	5,019,343
7,276	MicroStrategy, Inc. Class A*(a)	11,092,189
23,719	SPS Commerce, Inc.*	4,461,307
		34,420,658
Technology Hardware, Storage & Peripherals 4.3%
19,485	Super Micro Computer, Inc.*	15,286,177
Trading Companies & Distributors 4.8%
82,541	Air Lease Corp.	3,932,253
34,000	Applied Industrial Technologies, Inc.	6,562,000
79,000	FTAI Aviation Ltd.	6,661,280
		17,155,533
Total Common Stocks (Cost $257,112,409)		328,706,519
Exchange-Traded Funds 3.0%
40,413	iShares Russell 2000 Growth ETF (Cost $10,596,745)	10,643,572

Short-Term Investments 11.8%
Investment Companies 11.8%
26,135,869	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(b)	26,135,869
15,642,648	State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(b)(c)	15,642,648
Total Short-Term Investments (Cost $41,778,517)		41,778,517
Total Investments 107.5% (Cost $309,487,671)		381,128,608
Liabilities Less Other Assets (7.5)%		(26,732,210)
Net Assets 100.0%		$354,396,398

*	Non-income producing security.
(a)	All or a portion of this security is on loan at May 31, 2024. Total value of all such securities at May 31, 2024 amounted to $15,367,293 for the Fund.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
(b)	Represents 7-day effective yield as of May 31, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$328,706,519	$—	$—	$328,706,519
Exchange-Traded Funds	10,643,572	—	—	10,643,572
Short-Term Investments	—	41,778,517	—	41,778,517
Total Investments	$339,350,091	$41,778,517	$—	$381,128,608

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 98.4%
Banks 3.7%
691,017	Bank of America Corp.	$27,633,770
129,971	JPMorgan Chase & Co.	26,336,024
		53,969,794
Broadline Retail 8.3%
693,171	Amazon.com, Inc.*	122,303,091
Capital Markets 4.0%
472,275	Interactive Brokers Group, Inc. Class A	59,374,413
Chemicals 1.4%
68,180	Sherwin-Williams Co.	20,713,084
Communications Equipment 1.8%
89,052	Arista Networks, Inc.*	26,506,328
Consumer Staples Distribution & Retail 1.2%
21,801	Costco Wholesale Corp.	17,656,412
Diversified Telecommunication Services 1.8%
128,024	Space Exploration Technologies Corp. Class A*#(a)(b)	12,418,328
137,408	Space Exploration Technologies Corp. Class C*#(a)(b)	13,328,576
		25,746,904
Electrical Equipment 1.1%
566,156	Vestas Wind Systems AS*	15,885,412
Electronic Equipment, Instruments & Components 1.3%
63,459	Zebra Technologies Corp. Class A*	19,820,784
Financial Services 12.8%
32	Berkshire Hathaway, Inc. Class A*	20,076,800
176,406	Berkshire Hathaway, Inc. Class B*	73,102,646
183,991	Fiserv, Inc.*	27,554,492
149,868	MasterCard, Inc. Class A	67,001,487
		187,735,425
Ground Transportation 1.5%
636,778	CSX Corp.	21,491,258
Health Care Equipment & Supplies 1.6%
77,965	Becton Dickinson & Co.	18,085,541
11,115	IDEXX Laboratories, Inc.*	5,523,599
		23,609,140
Health Care Providers & Services 6.8%
171,121	Cencora, Inc.	38,770,885
158,400	Cigna Group	54,587,808
Number of Shares		Value
Health Care Providers & Services – cont'd
14,423	UnitedHealth Group, Inc.	$7,144,722
		100,503,415
Hotels, Restaurants & Leisure 2.7%
1,397,030	Compass Group PLC	39,223,296
Household Products 1.8%
280,516	Colgate-Palmolive Co.	26,076,767
Insurance 3.0%
207,329	Progressive Corp.	43,783,738
Interactive Media & Services 8.7%
737,752	Alphabet, Inc. Class A*	127,262,220
IT Services 3.5%
364,192	GoDaddy, Inc. Class A*	50,852,129
Life Sciences Tools & Services 2.1%
72,063	Danaher Corp.	18,505,778
54,384	IQVIA Holdings, Inc.*	11,914,991
		30,420,769
Machinery 1.4%
204,630	Otis Worldwide Corp.	20,299,296
Multi-Utilities 1.1%
1,458,136	National Grid PLC	16,520,668
Oil, Gas & Consumable Fuels 1.2%
642,989	Coterra Energy, Inc.	18,338,046
Pharmaceuticals 1.2%
67,394	Roche Holding AG	17,206,818
Semiconductors & Semiconductor Equipment 6.3%
270,596	Applied Materials, Inc.	58,199,788
174,727	Texas Instruments, Inc.	34,073,512
		92,273,300
Software 10.9%
41,278	Intuit, Inc.	23,794,290
327,305	Microsoft Corp.	135,874,125
		159,668,415
Specialty Retail 0.7%
31,420	Home Depot, Inc.	10,521,616
Technology Hardware, Storage & Peripherals 2.7%
208,473	Apple, Inc.	40,078,934
Trading Companies & Distributors 3.8%
38,431	United Rentals, Inc.	25,726,096
33,471	W.W. Grainger, Inc.	30,842,187
		56,568,283

Total Common Stocks (Cost $707,993,628)		1,444,409,755
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 1.4%
Diversified Telecommunication Services 1.4%
21,111	Space Exploration Technologies Corp., Series E*#(a)(b) (Cost $17,099,910)	$20,477,670
Rights 0.0%(c)
Multi-Utilities 0.0%(c)
425,289	National Grid PLC Expires 6/10/2024* (Cost $0)	1,062,443
Principal Amount

Short-Term Investments 0.1%
Certificates of Deposit 0.0%(c)
$100,000	Carver Federal Savings Bank, 1.25%(d), due 6/23/2024	100,000
250,000	Self Help Credit Union, 0.10%(d), due 8/16/2024	250,000
Principal Amount		Value
Certificates of Deposit – cont'd
$250,000	Self Help Federal Credit Union, 0.10%(d), due 6/1/2024	$250,000
		600,000
Number of Shares
Investment Companies 0.1%
812,228	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(d)	812,228
Total Short-Term Investments (Cost $1,412,228)		1,412,228
Total Investments 99.9% (Cost $726,505,766)		1,467,362,096
Other Assets Less Liabilities 0.1%		850,604
Net Assets 100.0%		$1,468,212,700

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of May 31, 2024 in accordance with procedures approved by the valuation designee.
Total value of all such securities at May 31, 2024 amounted to $46,224,574, which represents 3.1% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of May 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at May 31, 2024 amounted to $46,224,574, which represents 3.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 5/31/2024	Fair Value Percentage of Net Assets as of 5/31/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$17,099,910	$20,477,670	1.4%
Space Exploration Technologies Corp. Class A	8/18/2023	10,369,944	12,418,328	0.8%
Space Exploration Technologies Corp. Class C	8/18/2023	11,130,048	13,328,576	0.9%
Total		$38,599,902	$46,224,574	3.1%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$25,746,904	$25,746,904
Electrical Equipment	—	15,885,412	—	15,885,412
Hotels, Restaurants & Leisure	—	39,223,296	—	39,223,296
Multi-Utilities	—	16,520,668	—	16,520,668
Pharmaceuticals	—	17,206,818	—	17,206,818
Other Common Stocks#	1,329,826,657	—	—	1,329,826,657
Total Common Stocks	1,329,826,657	88,836,194	25,746,904	1,444,409,755
Preferred Stocks#	—	—	20,477,670	20,477,670
Rights#	1,062,443	—	—	1,062,443
Short-Term Investments	—	1,412,228	—	1,412,228
Total Investments	$1,330,889,100	$90,248,422	$46,224,574	$1,467,362,096

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 9/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/2024
Investments in Securities:
Common Stocks(1)	$21,500	$—	$—	$4,247	$—	$—	$—	$—	$25,747	$4,247
Preferred Stocks(1)	—	—	—	3,378	17,100	—	—	—	20,478	3,378
Total	$21,500	$—	$—	$7,625	$17,100	$—	$—	$—	$46,225	$7,625

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 5/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$25,746,904	Market Approach	Transaction Price	$97.00	$97.00	Increase
Preferred Stocks	20,477,670	Market Approach	Transaction Price	$97.00	$97.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)
May 31, 2024

Number of Shares		Value
Common Stocks 97.0%
Automobile Components 2.4%
3,933	Aptiv PLC*	$327,462
Building Products 4.8%
1,966	Trane Technologies PLC	643,786
Chemicals 3.7%
2,130	Ecolab, Inc.	494,586
Commercial Services & Supplies 3.4%
1,146	Tetra Tech, Inc.	240,076
2,261	Veralto Corp.	222,889
		462,965
Communications Equipment 3.9%
1,423	Motorola Solutions, Inc.	519,267
Containers & Packaging 6.6%
3,982	Ball Corp.	276,470
21,729	Graphic Packaging Holding Co.	615,365
		891,835
Electric Utilities 3.5%
5,880	NextEra Energy, Inc.	470,518
Electrical Equipment 1.5%
2,420	nVent Electric PLC	196,940
Electronic Equipment, Instruments & Components 2.7%
2,340	Coherent Corp.*	133,520
4,012	Trimble, Inc.*	223,388
		356,908
Food Products 1.3%
4,528	Simply Good Foods Co.*	174,283
Ground Transportation 6.8%
4,040	Canadian Pacific Kansas City Ltd.	320,614
11,777	CSX Corp.	397,474
3,078	Uber Technologies, Inc.*	198,716
		916,804
Health Care Equipment & Supplies 7.5%
5,781	Baxter International, Inc.	197,074
7,448	Boston Scientific Corp.*	562,846
1,129	Dexcom, Inc.*	134,091
520	STERIS PLC	115,898
		1,009,909
Health Care Providers & Services 5.2%
1,679	HCA Healthcare, Inc.	570,440
358	Humana, Inc.	128,207
		698,647
Household Products 1.6%
1,603	Clorox Co.	210,891
Number of Shares		Value
Independent Power and Renewable Electricity Producers 4.1%
17,412	Brookfield Renewable Corp. Class A	$549,174
Life Sciences Tools & Services 4.1%
1,003	Danaher Corp.	257,570
513	Thermo Fisher Scientific, Inc.	291,374
		548,944
Machinery 12.5%
850	Deere & Co.	318,546
6,573	Pentair PLC	534,911
3,593	Westinghouse Air Brake Technologies Corp.	608,043
1,548	Xylem, Inc.	218,299
		1,679,799
Mortgage Real Estate Investment Trusts 0.9%
3,507	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	116,748
Personal Care Products 1.5%
3,504	BellRing Brands, Inc.*	203,828
Pharmaceuticals 5.8%
519	Eli Lilly & Co.	425,756
2,801	Merck & Co., Inc.	351,638
		777,394
Professional Services 2.7%
1,426	Verisk Analytics, Inc.	360,464
Semiconductors & Semiconductor Equipment 4.7%
590	Analog Devices, Inc.	138,349
297	NVIDIA Corp.	325,610
2,315	ON Semiconductor Corp.*	169,088
		633,047
Software 5.8%
374	Intuit, Inc.	215,589
499	Palo Alto Networks, Inc.*	147,160
854	Tyler Technologies, Inc.*	410,227
		772,976

Total Common Stocks (Cost $10,472,914)		13,017,175
Rights 0.0%(a)
Health Care Equipment & Supplies 0.0%(a)
248	Contra Abiomed, Inc., CVR*(b) (Cost $253)	434
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 3.3%
Investment Companies 3.3%
439,656	State Street Institutional Treasury Money Market Fund Premier Class, 5.24%(c) (Cost $439,656)	$439,656
Total Investments 100.3% (Cost $10,912,823)		13,457,265
Liabilities Less Other Assets (0.3)%		(42,679)
Net Assets 100.0%		$13,414,586

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of May 31, 2024.
See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of May 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks#	$13,017,175	$—	$—	$13,017,175
Rights(b)	—	—	434	434
Short-Term Investments	—	439,656	—	439,656
Total Investments	$13,017,175	$439,656	$434	$13,457,265

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values rounded to less than $1,000.
(b)
Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

May 31, 2024
Notes to Schedule of Investments Equity Fundsß (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Growth Fund ("Large Cap Growth"), Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman U.S. Equity Impact Fund (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, warrants, rights, escrow units, exchange-traded funds and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Publicly traded securities acquired via a private investment in public equity (PIPE) transaction are typically valued at a discount to the market price of an issuer's common stock. Discounts are applied due to certain trading restrictions imposed or a lack of marketability preceding the conversion to publicly traded securities. The primary inputs used in determining the discount are the length of the lock-up period and the volatility of the underlying security (Level 1 or Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good-faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, Large Cap Growth formed NB A24 Guardian Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of Large Cap
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited)  (cont’d)
Growth and Large Cap Growth expects to remain its sole member. As of May 31, 2024, the value of Large Cap Growth’s investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$1,121,947	0.0%
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth

Notes to Schedule of Investments Equity Fundsß (Unaudited) (cont'd)
Legend

Investment Methods:
PIPE	= Private investment in public equity
Other Abbreviations:
ADR	= American Depositary Receipt
CVR	= Contingent Value Right
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.
ßNotes to Consolidated Schedule of Investments for Large Cap Growth